    Nationwide® VL

Separate Account-C

  December 31, 2007

Annual Report

Nationwide Life and Annuity Insurance Company Home Office: Columbus, Ohio

VLOB – 0173 –12/07

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Basic Value Fund – Series I (AIMBValue) 181 shares (cost $2,472)	$2,298
AIM VIF – International Growth Fund – Series I (AIMIntGr) 222 shares (cost $7,428)	7,452
AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA) 2,725 shares (cost $74,070)	73,095
AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA) 471,983 shares (cost $12,155,458)	11,865,656
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 139,821 shares (cost $1,135,440)	2,234,336
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 220,050 shares (cost $1,821,189)	1,861,623
American Century VP – International Fund – Class I (ACVPInt) 341,696 shares (cost $3,013,451)	4,052,518
American Century VP – Ultra® Fund – Class I (ACVPUltra) 27,887 shares (cost $283,975)	338,822
American Century VP – Value Fund – Class I (ACVPVal) 255,521 shares (cost $2,071,761)	1,908,742
American Century VP – VistaSM Fund – Class I (ACVPVista1) 50 shares (cost $856)	1,098
Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq) 426 shares (cost $8,336)	8,682
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 23,101 shares (cost $317,916)	325,268
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 4,096 shares (cost $57,116)	64,919
Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 5,593 shares (cost $85,167)	75,394
Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr) 31,214 shares (cost $469,862)	482,876
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 407,050 shares (cost $7,943,026)	7,180,370
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 971,619 shares (cost $33,250,132)	36,338,537
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 27,892 shares (cost $1,188,588)	1,251,244
Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 125,542 shares (cost $2,175,682)	2,188,198
DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn) 17,216 shares (cost $240,451)	248,082
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 48,765 shares (cost $548,405)	552,993
Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS) 119,089 shares (cost $3,138,040)	2,836,693
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 1,599 shares (cost $55,735)	72,131

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS) 410,068 shares (cost $16,820,996)	$18,448,942
Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS) 267,831 shares (cost $1,713,061)	1,593,593
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 193,253 shares (cost $4,236,460)	4,873,846
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 298,782 shares (cost $4,516,367)	4,950,812
Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS) 283,255 shares (cost $8,826,215)	7,874,498
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,221 shares (cost $53,271)	53,478
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 65,519 shares (cost $1,022,320)	1,462,383
Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 51,192 shares (cost $1,714,554)	1,841,888
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 87 shares (cost $1,137)	1,095
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 28,745 shares (cost $550,283)	582,079
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2) 14,449 shares (cost $269,820)	247,086
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 257,706 shares (cost $4,177,861)	3,613,031
Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal) 16,512 shares (cost $392,566)	513,184
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 8,386 shares (cost $267,080)	342,168
Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 110,472 shares (cost $455,083)	572,244
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 46,899 shares (cost $1,643,043)	3,025,433
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 80,579 shares (cost $1,561,656)	1,667,187
Lincoln VIP – Baron Growth Opportunies Funds – Service Class (LincGroOp) 68,890 shares (cost $2,271,777)	2,062,848
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC (LrdMidCapV) 1,940 shares (cost $41,997)	36,661
Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc) 266,880 shares (cost $2,117,042)	2,038,961
Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts) 63,061 shares (cost $1,216,651)	1,425,815
Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 174 shares (cost $2,394)	2,128
Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 35,151 shares (cost $329,199)	494,228
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 32,272 shares (cost $511,794)	612,846
Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin) 101,989 shares (cost $1,336,434)	1,110,665
Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth) 1,529 shares (cost $17,847)	18,002

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech) 71,492 shares (cost $352,099)	$367,466
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 333,620 shares (cost $3,840,394)	3,880,002
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 26,811 shares (cost $331,429)	388,758
Nationwide VIT – International Index Fund – Class II (NVITIntIdx2) 737,175 shares (cost $8,747,898)	8,573,345
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 10,315 shares (cost $107,700)	107,278
Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 76,199 shares (cost $892,727)	947,912
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 8,444 shares (cost $118,552)	112,648
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 189 shares (cost $2,171)	2,144
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 144,187 shares (cost $1,593,954)	1,578,848
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 14,976 shares (cost $436,667)	487,168
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 388,864 shares (cost $7,529,568)	7,458,408
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 408,534 shares (cost $408,534)	408,534
Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5) 36,762,825 shares (cost $36,762,825)	36,762,825
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 48,455 shares (cost $707,933)	872,677
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 528,112 shares (cost $6,359,208)	5,217,747
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 303,332 shares (cost $7,092,600)	6,736,998
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 59,118 shares (cost $813,156)	803,412
Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro) 5,950 shares (cost $64,329)	76,818
Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 33,966 shares (cost $422,085)	390,605
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 226,253 shares (cost $2,244,540)	2,230,852
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc) 1,706 shares (cost $26,854)	24,737
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 18,117 shares (cost $323,997)	382,449
Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 58,207 shares (cost $1,261,552)	1,658,905
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 77,273 shares (cost $1,647,910)	1,604,964
Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal) 58,178 shares (cost $957,249)	954,706
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 93,000 shares (cost $3,524,671)	4,387,753

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd) 95,552 shares (cost $1,088,424)	$1,056,810
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 66,619 shares (cost $2,366,186)	2,438,253
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 6,200 shares (cost $129,616)	158,775
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 13,266 shares (cost $673,299)	717,271
PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst) 274,805 shares (cost $3,154,212)	3,220,719
PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur) 142,245 shares (cost $1,429,012)	1,465,119
PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 410,430 shares (cost $5,103,105)	5,159,107
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 1,037,089 shares (cost $10,539,899)	10,879,059
Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield) 16,471 shares (cost $180,029)	182,002
Royce Capital Fund – Micro-Cap Portfolio (RCFMicroCap) 335,054 shares (cost $4,508,043)	4,513,183
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 230,620 shares (cost $5,467,060)	5,454,168
T. Rowe Price Mid-Cap Growth Portfolio – II (TRowMidCap2) 124,673 shares (cost $3,242,521)	3,086,905
T. Rowe Price New America Growth Portfolio (TRowNwAmGr) 113,628 shares (cost $2,512,298)	2,508,911
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 3,713 shares (cost $109,136)	113,233
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 125,873 shares (cost $3,342,078)	3,489,196
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 16,129 shares (cost $593,197)	664,340
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 41,180 shares (cost $349,094)	351,264
Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro) 25,269 shares (cost $303,422)	368,429
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 101,216 shares (cost $2,657,273)	2,231,811
Wells Fargo AVT – Discovery FundSM (WFVDisc) 1,484 shares (cost $20,966)	29,838
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 52,136 shares (cost $1,139,510)	1,148,565

Total Investments	269,091,045
Accounts Receivable	10,294
Accounts Receivable - AIM VIF - Basic Value Fund - Series I (AIMBValue)	51

Total Assets	269,101,390
Accounts Payable	–

Contract Owners Equity (note 7)	$269,101,390

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMIntGr	AlVGrIncA	AlVIntlValA	ACVPCapAp	ACVPIncGr	ACVPInt
Reinvested dividends	$6,031,352	14	30	16,881	7,229	–	36,193	21,720
Mortality and expense risk charges (note 3)	(650,900)	(24)	(8)	(3,518)	(6,984)	(4,815)	(5,692)	(8,886)

Net investment income (loss)	5,380,452	(10)	22	13,363	245	(4,815)	30,501	12,834

Proceeds from mutual fund shares sold	290,199,445	20,533	1,358	5,395,900	327,279	157,613	9,243,182	2,656,001
Cost of mutual fund shares sold	(266,510,636)	(18,468)	(1,213)	(5,393,534)	(289,642)	(92,042)	(7,096,594)	(1,765,060)

Realized gain (loss) on investments	23,688,809	2,065	145	2,366	37,637	65,571	2,146,588	890,941
Change in unrealized gain (loss) on investments	(21,544,419)	(1,716)	24	(73,032)	(331,305)	651,660	(2,180,458)	(327,479)

Net gain (loss) on investments	2,144,390	349	169	(70,666)	(293,668)	717,231	(33,870)	563,462

Reinvested capital gains	11,793,316	132	–	57,296	23,908	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,318,158	471	191	(7)	(269,515)	712,416	(3,369)	576,296

Investment activity:	ACVPUltra	ACVPVal	ACVPVista1	BRIntIndex	BRLrgCp	CalVSSocEq	CSTGlobSmCp	CSTIntFoc
Reinvested dividends	$–	31,873	–	–	–	–	–	659
Mortality and expense risk charges (note 3)	(900)	(5,124)	(2)	(2)	(1)	(23)	(827)	(147)

Net investment income (loss)	(900)	26,749	(2)	(2)	(1)	(23)	(827)	512

Proceeds from mutual fund shares sold	242,624	356,835	292	9,014	2,204	3,700	141,017	35,554
Cost of mutual fund shares sold	(230,585)	(345,768)	(248)	(8,787)	(2,034)	(3,363)	(119,853)	(29,732)

Realized gain (loss) on investments	12,039	11,067	44	227	170	337	21,164	5,822
Change in unrealized gain (loss) on investments	50,671	(303,054)	243	–	–	204	(32,817)	2,803

Net gain (loss) on investments	62,710	(291,987)	287	227	170	541	(11,653)	8,625

Reinvested capital gains	–	165,284	–	–	–	427	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$61,810	(99,954)	285	225	169	945	(12,480)	9,137

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTLCapV	CSTSmCapGr	DryIPMidCap	DryIPSmCap	DryStkIx	DryVApp	DryVIntVal	DWSVHghRtrn
Reinvested dividends	$1,196	–	4	24,544	550,697	16,225	198,111	2,709
Mortality and expense risk charges (note 3)	(237)	(1,288)	(2)	(19,628)	(71,441)	(3,860)	(21,595)	(663)

Net investment income (loss)	959	(1,288)	2	4,916	479,256	12,365	176,516	2,046

Proceeds from mutual fund shares sold	114,325	46,599	1,140	7,618,153	26,067,415	7,119,631	11,248,789	59,512
Cost of mutual fund shares sold	(92,823)	(43,416)	(1,187)	(6,895,405)	(19,194,527)	(6,887,492)	(11,863,700)	(54,021)

Realized gain (loss) on investments	21,502	3,183	(47)	722,748	6,872,888	232,139	(614,911)	5,491
Change in unrealized gain (loss) on investments	(35,661)	(5,854)	3	(1,590,936)	(5,377,431)	(125,243)	(691,153)	(17,024)

Net gain (loss) on investments	(14,159)	(2,671)	(44)	(868,188)	1,495,457	106,896	(1,306,064)	(11,533)

Reinvested capital gains	17,743	–	117	263,600	–	–	1,591,282	2,147

Net increase (decrease) in contract owners’ equity resulting from operations	$4,543	(3,959)	75	(599,672)	1,974,713	119,261	461,734	(7,340)

Investment activity:	FedQualBd	FidVIPEIS	FidVIPGr	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPAM	FidVIPConS
Reinvested dividends	$25,745	52,724	527	27,538	132,020	245,473	270,144	64,871
Mortality and expense risk charges (note 3)	(1,383)	(15,669)	(163)	(19,111)	(4,383)	(15,029)	(11,020)	(21,635)

Net investment income (loss)	24,362	37,055	364	8,427	127,637	230,444	259,124	43,236

Proceeds from mutual fund shares sold	66,799	7,790,075	1,294	17,539,346	359,881	7,691,978	604,891	5,659,069
Cost of mutual fund shares sold	(68,128)	(7,196,939)	(1,004)	(15,508,021)	(362,342)	(6,324,987)	(526,114)	(5,491,861)

Realized gain (loss) on investments	(1,329)	593,136	290	2,031,325	(2,461)	1,366,991	78,777	167,208
Change in unrealized gain (loss) on investments	4,675	(685,180)	14,589	9,851	(86,869)	(1,358,930)	174,858	(846,445)

Net gain (loss) on investments	3,346	(92,044)	14,879	2,041,176	(89,330)	8,061	253,635	(679,237)

Reinvested capital gains	–	246,367	59	15,149	–	758,409	112,375	1,952,380

Net increase (decrease) in contract owners’ equity resulting from operations	$27,708	191,378	15,302	2,064,752	38,307	996,914	625,134	1,316,379

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPIGBdS	FidVIPGrOpS	FidVIPMCapS	FidVIPVaIS	FrVIPForSec2	FrVIPSCapV2	GSVTMdCpV	JAspBal
Reinvested dividends	$2,172	–	10,953	118	66,687	1,332	30,097	11,449
Mortality and expense risk charges (note 3)	(131)	(3,658)	(3,917)	(28)	(5,057)	(561)	(9,729)	(1,267)

Net investment income (loss)	2,041	(3,658)	7,036	90	61,630	771	20,368	10,182

Proceeds from mutual fund shares sold	14,513	260,698	131,856	28,969	3,131,999	22,114	998,736	34,390
Cost of mutual fund shares sold	(14,691)	(175,237)	(120,826)	(26,319)	(2,467,560)	(20,399)	(890,489)	(24,373)

Realized gain (loss) on investments	(178)	85,461	11,030	2,650	664,439	1,715	108,247	10,017
Change in unrealized gain (loss) on investments	168	211,574	52,561	(1,552)	(487,024)	(29,116)	(594,243)	27,254

Net gain (loss) on investments	(10)	297,035	63,591	1,098	177,415	(27,401)	(485,996)	37,271

Reinvested capital gains	–	–	112,067	2,619	152,105	13,697	556,933	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,031	293,377	182,694	3,807	391,150	(12,933)	91,305	47,453

Investment activity:	JAspForty	JAspGlTechS	JAspIntGroS	JPMMidCapGr	LincGroOp	LrdMidCapV	NVITFHiInc	NVITEmMrkts
Reinvested dividends	$2,764	1,817	11,913	–	–	167	145,340	5,271
Mortality and expense risk charges (note 3)	(5,481)	(1,385)	(6,648)	(3,379)	(4,772)	(94)	(4,900)	(1,728)

Net investment income (loss)	(2,717)	432	5,265	(3,379)	(4,772)	73	140,440	3,543

Proceeds from mutual fund shares sold	6,522,144	301,143	145,029	265,902	414,784	3,795	143,929	13,517
Cost of mutual fund shares sold	(5,863,399)	(236,337)	(68,950)	(201,407)	(385,438)	(3,586)	(146,630)	(10,055)

Realized gain (loss) on investments	658,745	64,806	76,079	64,495	29,346	209	(2,701)	3,462
Change in unrealized gain (loss) on investments	56,030	42,794	570,566	(61,293)	(261,516)	(5,336)	(87,172)	166,697

Net gain (loss) on investments	714,775	107,600	646,645	3,202	(232,170)	(5,127)	(89,873)	170,159

Reinvested capital gains	–	–	–	204,989	257,623	4,915	–	63,561

Net increase (decrease) in contract owners’ equity resulting from operations	$712,058	108,032	651,910	204,812	20,681	(139)	50,567	237,263

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGlUtl	NVITIntGro	NVITWLead	NVITGlFin	NVITGlHlth	NVITGlTech	NVITGvtBd	NVITGrowth
Reinvested dividends	$112,917	1,858	1,771	38,380	14	–	170,019	559
Mortality and expense risk charges (note 3)	(12,282)	(1,167)	(1,286)	(2,942)	(59)	(1,839)	(9,993)	(832)

Net investment income (loss)	100,635	691	485	35,438	(45)	(1,839)	160,026	(273)

Proceeds from mutual fund shares sold	15,388,643	67,286	225,860	106,831	27,544	6,405,108	6,141,005	109,415
Cost of mutual fund shares sold	(14,466,399)	(43,537)	(138,242)	(101,935)	(26,808)	(6,395,859)	(6,505,842)	(82,799)

Realized gain (loss) on investments	922,244	23,749	87,618	4,896	736	9,249	(364,837)	26,616
Change in unrealized gain (loss) on investments	(210)	47,878	(9,743)	(211,405)	45	62,193	461,225	23,540

Net gain (loss) on investments	922,034	71,627	77,875	(206,509)	781	71,442	96,388	50,156

Reinvested capital gains	172,007	37,852	–	160,193	835	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,194,676	110,170	78,360	(10,878)	1,571	69,603	256,414	49,883

Investment activity:	NVITIntIdx2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap
Reinvested dividends	$63,916	1,334	25,374	1,936	64	37,758	–	28,705
Mortality and expense risk charges (note 3)	(6,343)	(28)	(2,517)	(156)	(4)	(4,287)	(1,167)	(3,730)

Net investment income (loss)	57,573	1,306	22,857	1,780	60	33,471	(1,167)	24,975

Proceeds from mutual fund shares sold	775,855	200	231,856	5,772	199	3,405,067	74,592	825,467
Cost of mutual fund shares sold	(760,649)	(201)	(202,813)	(5,761)	(200)	(3,076,360)	(57,752)	(773,762)

Realized gain (loss) on investments	15,206	(1)	29,043	11	(1)	328,707	16,840	51,705
Change in unrealized gain (loss) on investments	(174,553)	(419)	(11,785)	(5,913)	(27)	(286,448)	20,309	(92,074)

Net gain (loss) on investments	(159,347)	(420)	17,258	(5,902)	(28)	42,259	37,149	(40,369)

Reinvested capital gains	11,160	25	13,441	2,157	55	15,012	–	19,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,614)	911	53,556	(1,965)	87	90,742	35,982	4,152

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMyMkt	NVITMyMkt5	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro
Reinvested dividends	$19,477	1,907,300	–	69,533	6,452	38,094	409	–
Mortality and expense risk charges (note 3)	(1,049)	(100,000)	(2,362)	(15,577)	(17,879)	(8,560)	(70)	(164)

Net investment income (loss)	18,428	1,807,300	(2,362)	53,956	(11,427)	29,534	339	(164)

Proceeds from mutual fund shares sold	231,414	46,197,073	523,290	1,440,142	1,444,308	5,383,593	177,271	6,968
Cost of mutual fund shares sold	(231,414)	(46,197,073)	(396,218)	(1,437,270)	(1,266,169)	(5,266,380)	(175,913)	(6,012)

Realized gain (loss) on investments	–	–	127,072	2,872	178,139	117,213	1,358	956
Change in unrealized gain (loss) on investments	–	–	(37,537)	(1,243,708)	(907,813)	(119,546)	–	12,397

Net gain (loss) on investments	–	–	89,535	(1,240,836)	(729,674)	(2,333)	1,358	13,353

Reinvested capital gains	–	–	–	770,510	862,665	280,890	8,730	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,428	1,807,300	87,173	(416,370)	121,564	308,091	10,427	13,189

Investment activity:	NVITVKVal	NVITMltSec	NBTAFasc	NBTAGuard	NBTAMCGr	NBTAPart	OppBal	OppCapAp
Reinvested dividends	$4,115	89,913	–	1,045	–	10,274	24,447	9,422
Mortality and expense risk charges (note 3)	(458)	(5,802)	(45)	(1,147)	(3,654)	(4,051)	(2,454)	(11,145)

Net investment income (loss)	3,657	84,111	(45)	(102)	(3,654)	6,223	21,993	(1,723)

Proceeds from mutual fund shares sold	32,223	582,195	11,730	2,187,094	240,791	409,306	87,439	6,047,134
Cost of mutual fund shares sold	(28,951)	(594,446)	(11,246)	(1,553,116)	(165,771)	(397,317)	(81,089)	(4,463,427)

Realized gain (loss) on investments	3,272	(12,251)	484	633,978	75,020	11,989	6,350	1,583,707
Change in unrealized gain (loss) on investments	(36,568)	23,383	(2,133)	(563,065)	206,351	(37,342)	(70,386)	(878,960)

Net gain (loss) on investments	(33,296)	11,132	(1,649)	70,913	281,371	(25,353)	(64,036)	704,747

Reinvested capital gains	17,689	112	191	–	–	160,765	76,456	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,950)	95,355	(1,503)	70,811	277,717	141,635	34,413	703,024

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppBdFd	OppGlSec	OppMSt	OppMidCap	PVITAllAst	PVITLowDur	PVITRealRet	PVITTotRet
Reinvested dividends	$53,183	31,186	1,608	–	234,146	93,566	225,724	476,288
Mortality and expense risk charges (note 3)	(2,644)	(8,749)	(418)	(2,665)	(7,716)	(4,964)	(12,156)	(22,275)

Net investment income (loss)	50,539	22,437	1,190	(2,665)	226,430	88,602	213,568	454,013

Proceeds from mutual fund shares sold	94,945	2,650,337	21,986	6,314,459	290,141	1,376,673	1,225,917	5,655,789
Cost of mutual fund shares sold	(94,378)	(2,274,102)	(16,616)	(4,410,552)	(280,478)	(1,376,830)	(1,338,629)	(5,615,927)

Realized gain (loss) on investments	567	376,235	5,370	1,903,907	9,663	(157)	(112,712)	39,862
Change in unrealized gain (loss) on investments	(8,346)	(262,463)	549	(1,739,307)	2,893	27,852	346,126	373,215

Net gain (loss) on investments	(7,779)	113,772	5,919	164,600	12,556	27,695	233,414	413,077

Reinvested capital gains	–	113,362	–	–	–	–	11,719	–

Net increase (decrease) in contract owners’ equity resulting from operations	$42,760	249,571	7,109	161,935	238,986	116,297	458,701	867,090

Investment activity:	PioVHiYield	RCFMicroCap	TRowEqInc2	TRowMidCap2	TRowNwAmGr	DrySRGro	VEWrldEMkt	VEWrldHAs
Reinvested dividends	$9,791	66,917	84,538	–	–	606	17,001	522
Mortality and expense risk charges (note 3)	(463)	(14,360)	(14,756)	(7,409)	(4,758)	(829)	(8,712)	(4,458)

Net investment income (loss)	9,328	52,557	69,782	(7,409)	(4,758)	(223)	8,289	(3,936)

Proceeds from mutual fund shares sold	10,228	2,778,876	2,048,635	1,097,550	198,744	2,736,211	14,953,896	22,025,414
Cost of mutual fund shares sold	(9,853)	(1,858,274)	(1,750,329)	(1,021,754)	(161,785)	(2,838,096)	(15,011,061)	(22,309,053)

Realized gain (loss) on investments	375	920,602	298,306	75,796	36,959	(101,885)	(57,165)	(283,639)
Change in unrealized gain (loss) on investments	358	(1,023,350)	(565,353)	32,724	(42,433)	(2,934)	(373,547)	354,674

Net gain (loss) on investments	733	(102,748)	(267,047)	108,520	(5,474)	(104,819)	(430,712)	71,035

Reinvested capital gains	171	381,312	329,086	327,521	245,921	–	671,525	50,886

Net increase (decrease) in contract owners’ equity resulting from operations	$10,232	331,121	131,821	428,632	235,689	(105,042)	249,102	117,985

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUEmMkt	VKUMCpGro	VKUUSRE	WRRealEstS	WFVDisc	WFVOpp
Reinvested dividends	$9,677	–	37,309	–	–	6,997
Mortality and expense risk charges (note 3)	(484)	(883)	(8,671)	(557)	(71)	(3,058)

Net investment income (loss)	9,193	(883)	28,638	(557)	(71)	3,939

Proceeds from mutual fund shares sold	36,112	35,473	1,973,912	2,722,766	2,441	140,748
Cost of mutual fund shares sold	(36,938)	(31,680)	(1,584,339)	(2,899,291)	(1,748)	(113,606)

Realized gain (loss) on investments	(826)	3,793	389,573	(176,525)	693	27,142
Change in unrealized gain (loss) on investments	455	49,883	(1,214,331)	–	4,929	(113,085)

Net gain (loss) on investments	(371)	53,676	(824,758)	(176,525)	5,622	(85,943)

Reinvested capital gains	4,135	16,890	291,353	–	–	163,960

Net increase (decrease) in contract owners’ equity resulting from operations	$12,957	69,683	(504,767)	(177,082)	5,551	81,956

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMIntGr		AlVGrIncA
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,380,452	6,806,542	(10)	35	22	(425)	13,363	2,539
Realized gain (loss) on investments	23,688,809	14,567,840	2,065	579	145	67,799	2,366	2,992
Change in unrealized gain (loss) on investments	(21,544,419)	6,489,090	(1,716)	696	24	–	(73,032)	66,976
Reinvested capital gains	11,793,316	6,305,889	132	826	–	–	57,296	12,765

Net increase (decrease) in contract owners’ equity resulting from operations	19,318,158	34,169,361	471	2,136	191	67,374	(7)	85,272

Equity transactions:
Purchase payments received from contract owners (note 6)	2,769,516	6,668,296	–	7	–	–	1	38
Transfers between funds	–	–	(17,617)	7,011	7,283	1,479,998	(842,571)	769,360
Surrenders (note 6)	(89,480,618)	(35,612,692)	(138)	–	–	(1,543,518)	(37,248)	–
Death benefits (note 4)	(320,950)	(351,170)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	12,239	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,545,462)	(5,583,931)	(227)	(348)	(24)	(3,849)	(28,461)	(5,616)
Adjustments to maintain reserves	2,950	5,190	(7)	36	20	(5)	(27)	31

Net equity transactions	(91,574,564)	(34,862,068)	(17,989)	6,706	7,279	(67,374)	(908,306)	763,813

Net change in contract owners’ equity	(72,256,406)	(692,707)	(17,518)	8,842	7,470	–	(908,313)	849,085
Contract owners’ equity beginning of period	341,357,796	342,050,503	19,867	11,025	–	–	981,453	132,368

Contract owners’ equity end of period	$269,101,390	341,357,796	2,349	19,867	7,470	–	73,140	981,453

CHANGES IN UNITS:
Beginning units	25,622,476	28,035,538	1,148	720	–	–	54,408	8,602

Units purchased	5,681,371	5,248,312	36	450	365	99,374	377	46,154
Units redeemed	(13,076,865)	(7,661,374)	(1,050)	(22)	(1)	(99,374)	(50,911)	(348)

Ending units	18,226,982	25,622,476	134	1,148	364	–	3,874	54,408

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVIntlValA		ACVPBal		ACVPCapAp		ACVPIncGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$245	(224)	–	52,787	(4,815)	(4,325)	30,501	168,603
Realized gain (loss) on investments	37,637	27	–	(223,553)	65,571	115,108	2,146,588	1,231,984
Change in unrealized gain (loss) on investments	(331,305)	41,504	–	(2,703)	651,660	154,233	(2,180,458)	427,055
Reinvested capital gains	23,908	–	–	180,295	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(269,515)	41,307	–	6,826	712,416	265,016	(3,369)	1,827,642

Equity transactions:
Purchase payments received from contract owners (note 6)	51,964	1,529	–	–	–	–	19,403	95,687
Transfers between funds	11,658,381	408,538	–	2,858,960	–	11,384	(30,506)	(815,874)
Surrenders (note 6)	(1,853)	–	–	(2,928,002)	(103,854)	(194,203)	(8,981,781)	(143,825)
Death benefits (note 4)	–	–	–	–	–	–	–	(30,696)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,314)	(380)	–	(8,103)	(48,945)	(47,541)	(34,440)	(160,567)
Adjustments to maintain reserves	18	17	–	(12)	2	(32)	10	(5)

Net equity transactions	11,684,196	409,704	–	(77,157)	(152,797)	(230,392)	(9,027,314)	(1,055,280)

Net change in contract owners’ equity	11,414,681	451,011	–	(70,331)	559,619	34,624	(9,030,683)	772,362
Contract owners’ equity beginning of period	451,011	–	–	70,331	1,674,712	1,640,088	10,892,353	10,119,991

Contract owners’ equity end of period	$11,865,692	451,011	–	–	2,234,331	1,674,712	1,861,670	10,892,353

CHANGES IN UNITS:
Beginning units	39,832	–	–	5,834	100,414	114,984	767,452	830,724

Units purchased	954,667	39,868	–	233,360	–	1,394	1,291	7,417
Units redeemed	(2,483)	(36)	–	(239,194)	(8,300)	(15,964)	(643,541)	(70,689)

Ending units	992,016	39,832	–	–	92,114	100,414	125,202	767,452

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInt		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$12,834	108,778	(900)	(1,876)	26,749	70,395	(2)	–
Realized gain (loss) on investments	890,941	1,073,610	12,039	(11,272)	11,067	(28,321)	44	–
Change in unrealized gain (loss) on investments	(327,479)	(85,023)	50,671	(9,854)	(303,054)	(32,598)	243	–
Reinvested capital gains	–	–	–	–	165,284	488,908	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	576,296	1,097,365	61,810	(23,002)	(99,954)	498,384	285	–

Equity transactions:
Purchase payments received from contract owners (note 6)	8,135	139,476	677	22,335	12,513	5,693	28	–
Transfers between funds	873,142	(2,745,554)	(207,806)	(383,460)	(44,048)	1,164,586	792	–
Surrenders (note 6)	(2,296,351)	(342,470)	(210)	–	(37,589)	(4,025,149)	–	–
Death benefits (note 4)	(9,769)	–	–	(12,434)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(69,288)	(95,801)	(3,090)	(7,792)	(26,607)	(55,868)	(6)	–
Adjustments to maintain reserves	41	(39)	17	13	(10)	11	11	–

Net equity transactions	(1,494,090)	(3,044,388)	(210,412)	(381,338)	(95,741)	(2,910,727)	825	–

Net change in contract owners’ equity	(917,794)	(1,947,023)	(148,602)	(404,340)	(195,695)	(2,412,343)	1,110	–
Contract owners’ equity beginning of period	4,970,381	6,917,404	487,474	891,814	2,104,462	4,516,805	–	–

Contract owners’ equity end of period	$4,052,587	4,970,381	338,872	487,474	1,908,767	2,104,462	1,110	–

CHANGES IN UNITS:
Beginning units	331,670	620,300	44,920	79,294	107,824	273,906	–	–

Units purchased	57,608	18,622	137	2,163	616	72,358	64	–
Units redeemed	(158,978)	(307,252)	(19,191)	(36,537)	(5,086)	(238,440)	–	–

Ending units	230,300	331,670	25,866	44,920	103,354	107,824	64	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	BRIntIndex		BRLrgCp		CalVSSocEq		CSTGlobSmCp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2)	–	(1)	–	(23)	(13)	(827)	(708)
Realized gain (loss) on investments	227	–	170	–	337	644	21,164	4,944
Change in unrealized gain (loss) on investments	–	–	–	–	204	(17)	(32,817)	36,476
Reinvested capital gains	–	–	–	–	427	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	225	–	169	–	945	614	(12,480)	40,712

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	69	–	23,604	109,702
Transfers between funds	(220)	–	(163)	–	799	2,356	(40,359)	(24,822)
Surrenders (note 6)	–	–	–	–	–	–	(4,670)	(12,657)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6)	–	(6)	–	(71)	(48)	(2,454)	(3,149)
Adjustments to maintain reserves	1	–	–	–	(22)	18	(21)	8

Net equity transactions	(225)	–	(169)	–	775	2,326	(23,900)	69,082

Net change in contract owners’ equity	–	–	–	–	1,720	2,940	(36,380)	109,794
Contract owners’ equity beginning of period	–	–	–	–	6,964	4,024	361,649	251,855

Contract owners’ equity end of period	$–	–	–	–	8,684	6,964	325,269	361,649

CHANGES IN UNITS:
Beginning units	–	–	–	–	454	288	28,502	22,414

Units purchased	570	–	1	–	68	169	1,748	9,640
Units redeemed	(570)	–	(1)	–	(6)	(3)	(3,492)	(3,552)

Ending units	–	–	–	–	516	454	26,758	28,502

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTIntFoc		CSTLCapV		CSTSmCapGr		DryIPMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$512	405	959	1,074	(1,288)	(1,434)	2	–
Realized gain (loss) on investments	5,822	6,444	21,502	16,658	3,183	479	(47)	13
Change in unrealized gain (loss) on investments	2,803	(190)	(35,661)	10,325	(5,854)	22,391	3	(62)
Reinvested capital gains	–	–	17,743	–	–	–	117	132

Net increase (decrease) in contract owners’ equity resulting from operations	9,137	6,659	4,543	28,057	(3,959)	21,436	75	83

Equity transactions:
Purchase payments received from contract owners (note 6)	8,686	115	62	149	–	–	–	–
Transfers between funds	175	15,733	(88,996)	7,370	–	7,236	(1,050)	78
Surrenders (note 6)	(6,986)	(8,376)	(208)	(31,668)	(32,016)	(63,652)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,480)	(1,256)	(2,326)	(4,091)	(13,295)	(15,805)	(6)	(8)
Adjustments to maintain reserves	(10)	5	(10)	4	(8)	12	–	(19)

Net equity transactions	385	6,221	(91,478)	(28,236)	(45,319)	(72,209)	(1,056)	51

Net change in contract owners’ equity	9,522	12,880	(86,935)	(179)	(49,278)	(50,773)	(981)	134
Contract owners’ equity beginning of period	55,399	42,519	162,336	162,515	532,164	582,937	981	847

Contract owners’ equity end of period	$64,921	55,399	75,401	162,336	482,886	532,164	–	981

CHANGES IN UNITS:
Beginning units	4,214	3,828	10,300	12,276	53,708	61,484	56	52

Units purchased	666	1,223	4	709	–	718	–	6
Units redeemed	(634)	(837)	(5,592)	(2,685)	(4,440)	(8,494)	(56)	(2)

Ending units	4,246	4,214	4,712	10,300	49,268	53,708	–	56

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryIPSmCap		DryStkIx		DryVApp		DryVGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$4,916	10,152	479,256	620,390	12,365	13,312	–	655
Realized gain (loss) on investments	722,748	320,299	6,872,888	3,739,734	232,139	28,375	–	17,641
Change in unrealized gain (loss) on investments	(1,590,936)	399,501	(5,377,431)	2,010,636	(125,243)	114,472	–	(13,449)
Reinvested capital gains	263,600	128,243	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(599,672)	858,195	1,974,713	6,370,760	119,261	156,159	–	4,847

Equity transactions:
Purchase payments received from contract owners (note 6)	1,221	1,771	285,580	380,057	2,237	16,235	–	–
Transfers between funds	641,068	2,424,621	43,795	4,185,932	89,621	50,088	–	–
Surrenders (note 6)	(49,756)	(555,549)	(11,498,462)	(5,573,333)	(33,919)	(137,193)	–	(8,863)
Death benefits (note 4)	(2,956)	(419)	(41,207)	(7,105)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	(181,311)	–	–	–	(181,314)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(61,827)	(40,639)	(406,373)	(562,902)	(27,037)	(17,881)	–	(9,059)
Adjustments to maintain reserves	1	(4)	(485)	242	17	5	–	(13)

Net equity transactions	527,751	1,829,781	(11,617,152)	(1,758,420)	30,919	(88,746)	–	(199,249)

Net change in contract owners’ equity	(71,921)	2,687,976	(9,642,439)	4,612,340	150,180	67,413	–	(194,402)
Contract owners’ equity beginning of period	7,252,343	4,564,367	45,980,781	41,368,441	1,101,114	1,033,701	–	194,402

Contract owners’ equity end of period	$7,180,422	7,252,343	36,338,342	45,980,781	1,251,294	1,101,114	–	–

CHANGES IN UNITS:
Beginning units	462,972	332,720	3,579,034	3,648,434	78,668	85,838	–	19,500

Units purchased	464,941	169,285	884,723	687,923	9,903	5,997	–	10
Units redeemed	(465,565)	(39,033)	(1,778,887)	(757,323)	(4,935)	(13,167)	–	(19,510)

Ending units	462,348	462,972	2,684,870	3,579,034	83,636	78,668	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVIntVal		DWSVHghRtrn		FedQualBd		FidVIPEIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$176,516	53,465	2,046	(327)	24,362	19,287	37,055	189,137
Realized gain (loss) on investments	(614,911)	40,568	5,491	912	(1,329)	(12,873)	593,136	371,214
Change in unrealized gain (loss) on investments	(691,153)	474,758	(17,024)	24,654	4,675	12,497	(685,180)	(80,793)
Reinvested capital gains	1,591,282	360,054	2,147	9,556	–	–	246,367	814,894

Net increase (decrease) in contract owners’ equity resulting from operations	461,734	928,845	(7,340)	34,795	27,708	18,911	191,378	1,294,452

Equity transactions:
Purchase payments received from contract owners (note 6)	347	3	451	912	3,977	6,533	20,790	50,035
Transfers between funds	(4,144,859)	2,726,113	5,138	221,163	7,185	(29,372)	(5,424,325)	3,120,461
Surrenders (note 6)	(211,150)	–	–	–	(17,225)	(26,555)	(433,816)	(2,284,766)
Death benefits (note 4)	(8,598)	–	–	–	–	–	–	(8,555)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(88,172)	(44,330)	(4,709)	(2,330)	(8,457)	(8,890)	(76,068)	(51,130)
Adjustments to maintain reserves	(34)	30	5	7	(18)	20	1	25

Net equity transactions	(4,452,466)	2,681,816	885	219,752	(14,538)	(58,264)	(5,913,418)	826,070

Net change in contract owners’ equity	(3,990,732)	3,610,661	(6,455)	254,547	13,170	(39,353)	(5,722,040)	2,120,522
Contract owners’ equity beginning of period	6,178,974	2,568,313	254,547	–	539,847	579,200	8,558,789	6,438,267

Contract owners’ equity end of period	$2,188,242	6,178,974	248,092	254,547	553,017	539,847	2,836,749	8,558,789

CHANGES IN UNITS:
Beginning units	294,346	149,700	22,612	–	37,376	41,670	569,754	501,478

Units purchased	20,763	146,973	552	22,833	899	457	67,524	284,434
Units redeemed	(214,639)	(2,327)	(576)	(221)	(1,853)	(4,751)	(464,520)	(216,158)

Ending units	100,470	294,346	22,588	22,612	36,422	37,376	172,758	569,754

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGr		FidVIPGrS		FidVIPHIS		FidVIPOvS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$364	508	8,427	18,932	127,637	123,866	230,444	28,454
Realized gain (loss) on investments	290	12,988	2,031,325	(149,650)	(2,461)	(55,072)	1,366,991	805,531
Change in unrealized gain (loss) on investments	14,589	(10,823)	9,851	1,263,571	(86,869)	108,645	(1,358,930)	734,610
Reinvested capital gains	59	–	15,149	–	–	–	758,409	36,147

Net increase (decrease) in contract owners’ equity resulting from operations	15,302	2,673	2,064,752	1,132,853	38,307	177,439	996,914	1,604,742

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	22,131	1,051	16,346	54,143	39,331	132,048
Transfers between funds	–	–	15,574,091	(141,416)	(144,212)	(322,364)	(6,877,341)	3,103,415
Surrenders (note 6)	–	(769)	(17,219,311)	(146,695)	(25,306)	(36,157)	(70,586)	(442,348)
Death benefits (note 4)	–	–	–	–	–	(33,561)	–	(39,571)
Net policy repayments (loans) (note 5)	–	(181,316)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,131)	(9,973)	(163,913)	(263,651)	(19,177)	(21,525)	(76,744)	(81,987)
Adjustments to maintain reserves	(2)	11	70	54	(8)	(15)	12	26

Net equity transactions	(1,133)	(192,047)	(1,786,932)	(550,657)	(172,357)	(359,479)	(6,985,328)	2,671,583

Net change in contract owners’ equity	14,169	(189,374)	277,820	582,196	(134,050)	(182,040)	(5,988,414)	4,276,325
Contract owners’ equity beginning of period	57,975	247,349	18,171,295	17,589,099	1,727,648	1,909,688	10,862,342	6,586,017

Contract owners’ equity end of period	$72,144	57,975	18,449,115	18,171,295	1,593,598	1,727,648	4,873,928	10,862,342

CHANGES IN UNITS:
Beginning units	6,314	28,712	1,644,044	1,692,708	161,676	198,202	713,188	507,590

Units purchased	–	13	1,038,679	16	1,504	5,364	15,592	251,382
Units redeemed	(110)	(22,411)	(1,545,467)	(48,680)	(17,542)	(41,890)	(457,472)	(45,784)

Ending units	6,204	6,314	1,137,256	1,644,044	145,638	161,676	271,308	713,188

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPAM		FidVIPCon		FidVIPConS		FidVIPIGBdS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$259,124	192,993	–	1,634	43,236	117,894	2,041	(84)
Realized gain (loss) on investments	78,777	311,946	–	141,137	167,208	1,432,149	(178)	3,553
Change in unrealized gain (loss) on investments	174,858	(164,754)	–	(136,867)	(846,445)	(1,070,598)	168	39
Reinvested capital gains	112,375	–	–	3,674	1,952,380	969,358	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	625,134	340,185	–	9,578	1,316,379	1,448,803	2,031	3,508

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(2,051)	–	–	100,844	126,902	50	–
Transfers between funds	403,826	(3,562,266)	–	–	(4,742,228)	(3,271,362)	(6,570)	55,370
Surrenders (note 6)	(51,374)	(105,917)	–	(211,508)	(218,820)	(241,826)	–	–
Death benefits (note 4)	–	–	–	–	–	(36,786)	–	–
Net policy repayments (loans) (note 5)	–	–	–	(181,305)	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(112,250)	(126,910)	–	(12,908)	(140,428)	(225,047)	(407)	(503)
Adjustments to maintain reserves	8	18	–	(25)	34	7	(5)	18

Net equity transactions	240,210	(3,797,126)	–	(405,746)	(5,000,598)	(3,648,112)	(6,932)	54,885

Net change in contract owners’ equity	865,344	(3,456,941)	–	(396,168)	(3,684,219)	(2,199,309)	(4,901)	58,393
Contract owners’ equity beginning of period	4,085,503	7,542,444	–	396,168	11,558,803	13,758,112	58,393	–

Contract owners’ equity end of period	$4,950,847	4,085,503	–	–	7,874,584	11,558,803	53,492	58,393

CHANGES IN UNITS:
Beginning units	335,238	662,530	–	28,138	606,490	797,956	5,542	–

Units purchased	30,107	–	–	–	6,578	7,478	5	5,590
Units redeemed	(12,745)	(327,292)	–	(28,138)	(272,738)	(198,944)	(663)	(48)

Ending units	352,600	335,238	–	–	340,330	606,490	4,884	5,542

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPGrOpS		FidVIPMCapS		FidVIPVaIS		FrVIPForSec2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,658)	5,030	7,036	(711)	90	128	61,630	20,316
Realized gain (loss) on investments	85,461	152,290	11,030	7,140	2,650	(2,147)	664,439	133,803
Change in unrealized gain (loss) on investments	211,574	(95,357)	52,561	74,773	(1,552)	(766)	(487,024)	339,184
Reinvested capital gains	–	–	112,067	488	2,619	6,435	152,105	–

Net increase (decrease) in contract owners’ equity resulting from operations	293,377	61,963	182,694	81,690	3,807	3,650	391,150	493,303

Equity transactions:
Purchase payments received from contract owners (note 6)	3,095	10,726	109,753	4,408	59	(2)	1,248	4,894
Transfers between funds	(101,663)	(91,981)	346,941	1,141,191	(25,407)	(17,435)	(2,860,556)	175,220
Surrenders (note 6)	(42,723)	(78,259)	–	–	–	–	(30,762)	–
Death benefits (note 4)	(31,622)	–	–	–	–	–	–	(148)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,261)	(55,512)	(23,371)	(1,419)	(89)	(259)	(22,119)	(24,862)
Adjustments to maintain reserves	37	33	(35)	51	(13)	(15)	17	3

Net equity transactions	(228,137)	(214,993)	433,288	1,144,231	(25,450)	(17,711)	(2,912,172)	155,107

Net change in contract owners’ equity	65,240	(153,030)	615,982	1,225,921	(21,643)	(14,061)	(2,521,022)	648,410
Contract owners’ equity beginning of period	1,397,232	1,550,262	1,225,921	–	22,749	36,810	3,103,159	2,454,749

Contract owners’ equity end of period	$1,462,472	1,397,232	1,841,903	1,225,921	1,106	22,749	582,137	3,103,159

CHANGES IN UNITS:
Beginning units	138,014	160,854	90,128	–	1,430	2,682	157,718	151,146

Units purchased	–	1,136	28,952	90,235	3	–	468	33,347
Units redeemed	(20,314)	(23,976)	(1,530)	(107)	(1,367)	(1,252)	(132,494)	(26,775)

Ending units	117,700	138,014	117,550	90,128	66	1,430	25,692	157,718

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPSCapV2		GSVTMdCpV		JAspBal		JAspForty
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$771	(68)	20,368	24,989	10,182	7,773	(2,717)	(325)
Realized gain (loss) on investments	1,715	7	108,247	193,030	10,017	3,315	658,745	46,378
Change in unrealized gain (loss) on investments	(29,116)	6,381	(594,243)	(108,642)	27,254	33,292	56,030	(25,873)
Reinvested capital gains	13,697	–	556,933	360,585	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(12,933)	6,320	91,305	469,962	47,453	44,380	712,058	20,180

Equity transactions:
Purchase payments received from contract owners (note 6)	18,126	465	1,966	3,614	–	110	4,111	28,900
Transfers between funds	110,061	128,712	15,614	389,522	(8,936)	61,665	(600,431)	(13,945)
Surrenders (note 6)	–	–	(71,205)	–	(2,646)	–	(24,430)	(187,228)
Death benefits (note 4)	–	–	(3,901)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,552)	(114)	(40,836)	(29,645)	(4,895)	(4,379)	(26,244)	(7,771)
Adjustments to maintain reserves	(18)	22	22	29	(7)	8	12	10

Net equity transactions	124,617	129,085	(98,340)	363,520	(16,484)	57,404	(646,982)	(180,034)

Net change in contract owners’ equity	111,684	135,405	(7,035)	833,482	30,969	101,784	65,076	(159,854)
Contract owners’ equity beginning of period	135,405	–	3,620,139	2,786,657	482,242	380,458	277,121	436,975

Contract owners’ equity end of period	$247,089	135,405	3,613,104	3,620,139	513,211	482,242	342,197	277,121

CHANGES IN UNITS:
Beginning units	10,222	–	174,678	155,806	33,144	28,800	29,924	51,332

Units purchased	9,198	10,231	13,289	21,542	97	4,665	2,326	5,857
Units redeemed	(264)	(9)	(18,615)	(2,670)	(1,179)	(321)	(5,148)	(27,265)

Ending units	19,156	10,222	169,352	174,678	32,062	33,144	27,102	29,924

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS		JAspIntGroS		JPMMidCapGr		JPMMidCapV
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$432	(1,963)	5,265	27,090	(3,379)	(3,251)	–	18
Realized gain (loss) on investments	64,806	58,528	76,079	121,812	64,495	127,000	–	(178)
Change in unrealized gain (loss) on investments	42,794	(11,855)	570,566	464,101	(61,293)	(31,007)	–	–
Reinvested capital gains	–	–	–	–	204,989	39,386	–	250

Net increase (decrease) in contract owners’ equity resulting from operations	108,032	44,710	651,910	613,003	204,812	132,128	–	90

Equity transactions:
Purchase payments received from contract owners (note 6)	954	89,239	87,650	101,547	–	–	–	–
Transfers between funds	(119,869)	(427,115)	164,257	399,396	240,023	30,704	–	(86)
Surrenders (note 6)	–	–	–	(145,933)	(8,750)	(17,202)	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,407)	(18,200)	(31,788)	(24,158)	(14,236)	(13,866)	–	(4)
Adjustments to maintain reserves	4	13	(19)	1	39	(3)	–	–

Net equity transactions	(131,318)	(356,063)	220,100	330,853	217,076	(367)	–	(90)

Net change in contract owners’ equity	(23,286)	(311,353)	872,010	943,856	421,888	131,761	–	–
Contract owners’ equity beginning of period	595,550	906,903	2,153,441	1,209,585	1,245,350	1,113,589	–	–

Contract owners’ equity end of period	$572,264	595,550	3,025,451	2,153,441	1,667,238	1,245,350	–	–

CHANGES IN UNITS:
Beginning units	140,322	229,836	150,838	123,920	69,548	69,100	–	–

Units purchased	202	23,788	20,195	42,597	11,258	9,267	–	–
Units redeemed	(29,450)	(113,302)	(5,113)	(15,679)	(1,188)	(8,819)	–	–

Ending units	111,074	140,322	165,920	150,838	79,618	69,548	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LincGroOp		LrdMidCapV		NVITFHiInc		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,772)	(1,697)	73	–	140,440	113,982	3,543	664
Realized gain (loss) on investments	29,346	47,043	209	–	(2,701)	(1,965)	3,462	310,137
Change in unrealized gain (loss) on investments	(261,516)	42,204	(5,336)	–	(87,172)	46,987	166,697	45,647
Reinvested capital gains	257,623	–	4,915	–	–	–	63,561	4,572

Net increase (decrease) in contract owners’ equity resulting from operations	20,681	87,550	(139)	–	50,567	159,004	237,263	361,020

Equity transactions:
Purchase payments received from contract owners (note 6)	–	36	–	–	103,748	152,016	50	3,151
Transfers between funds	1,430,638	401,588	37,075	–	157,326	269,794	851,667	(254,222)
Surrenders (note 6)	(64,210)	(33,957)	–	–	(3,476)	–	–	–
Death benefits (note 4)	–	–	–	–	–	(12,088)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,692)	(15,435)	(275)	–	(25,058)	(18,945)	(6,970)	(15,659)
Adjustments to maintain reserves	46	(6)	24	–	(16)	(5)	776	1,730

Net equity transactions	1,321,782	352,226	36,824	–	232,524	390,772	845,523	(265,000)

Net change in contract owners’ equity	1,342,463	439,776	36,685	–	283,091	549,776	1,082,786	96,020
Contract owners’ equity beginning of period	720,458	280,682	–	–	1,755,871	1,206,095	345,571	249,551

Contract owners’ equity end of period	$2,062,921	720,458	36,685	–	2,038,962	1,755,871	1,428,357	345,571

CHANGES IN UNITS:
Beginning units	38,476	17,282	–	–	114,762	86,974	13,852	13,642

Units purchased	75,969	24,102	2,916	–	18,836	29,955	25,804	5,243
Units redeemed	(7,677)	(2,908)	(18)	–	(4,090)	(2,167)	(228)	(5,033)

Ending units	106,768	38,476	2,898	–	129,508	114,762	39,428	13,852

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlUtl		NVITIntGro		NVITWLead		NVITGlFin
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$100,635	(921)	691	3,208	485	2,200	35,438	19,425
Realized gain (loss) on investments	922,244	261,777	23,749	13,178	87,618	30,825	4,896	9,539
Change in unrealized gain (loss) on investments	(210)	507	47,878	86,730	(9,743)	51,931	(211,405)	37,028
Reinvested capital gains	172,007	562	37,852	853	–	–	160,193	140,063

Net increase (decrease) in contract owners’ equity resulting from operations	1,194,676	261,925	110,170	103,969	78,360	84,956	(10,878)	206,055

Equity transactions:
Purchase payments received from contract owners (note 6)	(1)	–	41	–	7,362	5,263	713	4,523
Transfers between funds	(1,084,187)	(248,256)	(14,144)	(7,552)	145,032	2,622	3,252	234,747
Surrenders (note 6)	–	–	–	–	(20,868)	(43,597)	(73,166)	(141,908)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(113,446)	(12,579)	(11,654)	(9,361)	(12,733)	(9,890)	(29,954)	(31,766)
Adjustments to maintain reserves	36	(12)	4	2	(2)	(10)	16	20

Net equity transactions	(1,197,598)	(260,847)	(25,753)	(16,911)	118,791	(45,612)	(99,139)	65,616

Net change in contract owners’ equity	(2,922)	1,078	84,417	87,058	197,151	39,344	(110,017)	271,671
Contract owners’ equity beginning of period	5,063	3,985	409,823	322,765	415,693	376,349	1,220,729	949,058

Contract owners’ equity end of period	$2,141	5,063	494,240	409,823	612,844	415,693	1,110,712	1,220,729

CHANGES IN UNITS:
Beginning units	250	270	30,994	32,376	26,456	30,076	62,280	58,114

Units purchased	4,966	624	3	–	8,175	1,763	201	13,804
Units redeemed	(5,128)	(644)	(1,525)	(1,382)	(2,019)	(5,383)	(5,067)	(9,638)

Ending units	88	250	29,472	30,994	32,612	26,456	57,414	62,280

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth		NVITGlTech		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(45)	(807)	(1,839)	(1,299)	160,026	370,129	(273)	(542)
Realized gain (loss) on investments	736	69,799	9,249	26,385	(364,837)	(247,748)	26,616	13,849
Change in unrealized gain (loss) on investments	45	1,114	62,193	(60,970)	461,225	75,495	23,540	1,177
Reinvested capital gains	835	–	–	–	–	76,572	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,571	70,106	69,603	(35,884)	256,414	274,448	49,883	14,484

Equity transactions:
Purchase payments received from contract owners (note 6)	50	–	–	5,730	26,650	84,640	(73)	198
Transfers between funds	2,757	(58,227)	(3,319,815)	3,398,303	95,896	(144,510)	99,682	28,712
Surrenders (note 6)	–	–	–	–	(5,414,360)	(2,305,941)	(31,077)	(42,456)
Death benefits (note 4)	–	–	–	–	(44,693)	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(180)	(7,788)	(23,290)	(7,429)	(148,550)	(270,026)	(8,060)	(7,260)
Adjustments to maintain reserves	25	(8)	11	6	12	31	(7)	(2)

Net equity transactions	2,652	(66,023)	(3,343,094)	3,396,610	(5,485,045)	(2,635,806)	60,465	(20,808)

Net change in contract owners’ equity	4,223	4,083	(3,273,491)	3,360,726	(5,228,631)	(2,361,358)	110,348	(6,324)
Contract owners’ equity beginning of period	13,807	9,724	3,640,974	280,248	9,108,725	11,470,083	278,417	284,741

Contract owners’ equity end of period	$18,030	13,807	367,483	3,640,974	3,880,094	9,108,725	388,765	278,417

CHANGES IN UNITS:
Beginning units	1,020	736	1,047,120	89,376	600,106	785,122	39,802	43,126

Units purchased	170	860	–	960,063	7,321	5,661	12,901	4,210
Units redeemed	(10)	(576)	(958,896)	(2,319)	(371,469)	(190,677)	(6,095)	(7,534)

Ending units	1,180	1,020	88,224	1,047,120	235,958	600,106	46,608	39,802

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntIdx2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$57,573	–	1,306	9	22,857	18,235	1,780	21
Realized gain (loss) on investments	15,206	–	(1)	–	29,043	1,087	11	149
Change in unrealized gain (loss) on investments	(174,553)	–	(419)	(3)	(11,785)	53,459	(5,913)	10
Reinvested capital gains	11,160	–	25	–	13,441	6,832	2,157	23

Net increase (decrease) in contract owners’ equity resulting from operations	(90,614)	–	911	6	53,556	79,613	(1,965)	203

Equity transactions:
Purchase payments received from contract owners (note 6)	1,113	–	–	–	1,859	4,156	180	–
Transfers between funds	8,680,730	–	105,464	976	77,755	231,997	113,899	800
Surrenders (note 6)	(552)	–	–	–	(181,350)	–	–	–
Death benefits (note 4)	–	–	–	–	(9,344)	(1,846)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,332)	–	(77)	(1)	(21,757)	(15,260)	(457)	(10)
Adjustments to maintain reserves	25	–	16	3	14	8	(10)	23

Net equity transactions	8,663,984	–	105,403	978	(132,823)	219,055	113,612	813

Net change in contract owners’ equity	8,573,370	–	106,314	984	(79,267)	298,668	111,647	1,016
Contract owners’ equity beginning of period	–	–	984	–	1,027,227	728,559	1,016	–

Contract owners’ equity end of period	$8,573,370	–	107,298	984	947,960	1,027,227	112,663	1,016

CHANGES IN UNITS:
Beginning units	–	–	80	–	73,762	58,110	68	–

Units purchased	848,957	–	8,227	80	5,726	16,955	7,084	69
Units redeemed	(1,855)	–	(5)	–	(14,902)	(1,303)	(30)	(1)

Ending units	847,102	–	8,302	80	64,586	73,762	7,122	68

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITJPBal		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$60	19	33,471	105,324	(1,167)	(1,066)	24,975	14,925
Realized gain (loss) on investments	(1)	25	328,707	734,473	16,840	72,340	51,705	170,656
Change in unrealized gain (loss) on investments	(27)	–	(286,448)	(465,221)	20,309	(25,635)	(92,074)	(91,790)
Reinvested capital gains	55	12	15,012	–	–	–	19,546	22,098

Net increase (decrease) in contract owners’ equity resulting from operations	87	56	90,742	374,576	35,982	45,639	4,152	115,889

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	23,002	6,116	6,255	41,960	3,298	8,323
Transfers between funds	1,087	931	(2,063,401)	(8,517,103)	84,095	35,972	6,508,603	(1,723,056)
Surrenders (note 6)	–	–	(46,269)	(86,918)	(42,678)	(233,354)	(982)	(11,771)
Death benefits (note 4)	–	–	–	–	–	–	–	(3,258)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14)	(5)	(47,235)	(115,807)	(10,587)	(11,869)	(10,270)	(15,139)
Adjustments to maintain reserves	7	17	(3)	15	19	9	(10)	(47)

Net equity transactions	1,080	943	(2,133,906)	(8,713,697)	37,104	(167,282)	6,500,639	(1,744,948)

Net change in contract owners’ equity	1,167	999	(2,043,164)	(8,339,121)	73,086	(121,643)	6,504,791	(1,629,059)
Contract owners’ equity beginning of period	999	–	3,622,058	11,961,179	414,116	535,759	953,628	2,582,687

Contract owners’ equity end of period	$2,166	999	1,578,894	3,622,058	487,202	414,116	7,458,419	953,628

CHANGES IN UNITS:
Beginning units	76	–	293,764	1,069,950	29,982	42,526	48,662	162,490

Units purchased	81	76	2,476	7,296	6,182	5,896	365,531	1,674
Units redeemed	(1)	–	(173,538)	(783,482)	(3,726)	(18,440)	(2,337)	(115,502)

Ending units	156	76	122,702	293,764	32,438	29,982	411,856	48,662

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITMyMkt5		NVITSmCapGr		NVITSmCapVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$18,428	26,414	1,807,300	2,947,752	(2,362)	(3,036)	53,956	11,437
Realized gain (loss) on investments	–	–	–	–	127,072	54,874	2,872	28,674
Change in unrealized gain (loss) on investments	–	–	–	–	(37,537)	(21,124)	(1,243,708)	452,852
Reinvested capital gains	–	–	–	–	–	–	770,510	466,671

Net increase (decrease) in contract owners’ equity resulting from operations	18,428	26,414	1,807,300	2,947,752	87,173	30,714	(416,370)	959,634

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	1,479,588	3,114,183	3,271	16,930	11,117	17,578
Transfers between funds	(225,026)	(399,998)	(5,043,968)	(7,978,907)	(302,669)	(168,070)	(419,639)	(365,568)
Surrenders (note 6)	–	–	(25,587,921)	(3,757,090)	(33,894)	(32,429)	(42,621)	(203,878)
Death benefits (note 4)	–	–	(56,333)	(63,574)	–	(6,399)	–	(12,582)
Net policy repayments (loans) (note 5)	–	–	–	918,789	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,335)	(8,395)	(922,313)	(1,422,435)	(18,290)	(24,100)	(146,890)	(142,740)
Adjustments to maintain reserves	(15)	(5)	(6)	(236)	(3)	29	(21)	52

Net equity transactions	(230,376)	(408,398)	(30,130,953)	(9,189,270)	(351,585)	(214,039)	(598,054)	(707,138)

Net change in contract owners’ equity	(211,948)	(381,984)	(28,323,653)	(6,241,518)	(264,412)	(183,325)	(1,014,424)	252,496
Contract owners’ equity beginning of period	620,488	1,002,472	65,086,274	71,327,792	1,137,140	1,320,465	6,232,235	5,979,739

Contract owners’ equity end of period	$408,540	620,488	36,762,621	65,086,274	872,728	1,137,140	5,217,811	6,232,235

CHANGES IN UNITS:
Beginning units	48,288	81,346	5,999,472	6,864,472	66,752	79,800	250,552	281,280

Units purchased	–	–	160,485	686,758	299	1,076	844	8,931
Units redeemed	(17,872)	(33,058)	(2,915,281)	(1,551,758)	(20,257)	(14,124)	(25,528)	(39,659)

Ending units	30,416	48,288	3,244,676	5,999,472	46,794	66,752	225,868	250,552

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmComp		NVITNWFund		NVITNWLead		NVITUSGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(11,427)	(10,926)	29,534	4,238	339	–	(164)	47
Realized gain (loss) on investments	178,139	25,951	117,213	408,039	1,358	–	956	(847)
Change in unrealized gain (loss) on investments	(907,813)	699,121	(119,546)	(319,069)	–	–	12,397	696
Reinvested capital gains	862,665	139,532	280,890	–	8,730	–	–	520

Net increase (decrease) in contract owners’ equity resulting from operations	121,564	853,678	308,091	93,208	10,427	–	13,189	416

Equity transactions:
Purchase payments received from contract owners (note 6)	46,730	126,626	29,130	72,496	–	–	–	–
Transfers between funds	48,132	(675,190)	(100,521)	55,429	(9,712)	–	19,928	27,487
Surrenders (note 6)	(392,329)	(3,072,940)	–	(1,549,261)	–	–	–	–
Death benefits (note 4)	(32,323)	(46,895)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(145,551)	(148,021)	(34,371)	(7,535)	(716)	–	(504)	(262)
Adjustments to maintain reserves	–	(22)	(11)	(10)	1	–	28	(5)

Net equity transactions	(475,341)	(3,816,442)	(105,773)	(1,428,881)	(10,427)	–	19,452	27,220

Net change in contract owners’ equity	(353,777)	(2,962,764)	202,318	(1,335,673)	–	–	32,641	27,636
Contract owners’ equity beginning of period	7,090,820	10,053,584	601,109	1,936,782	–	–	44,211	16,575

Contract owners’ equity end of period	$6,737,043	7,090,820	803,427	601,109	–	–	76,852	44,211

CHANGES IN UNITS:
Beginning units	312,382	524,046	46,336	168,102	–	–	2,848	1,062

Units purchased	30,823	6,314	13,501	10,976	42	–	1,232	1,803
Units redeemed	(51,907)	(217,978)	(2,445)	(132,742)	(42)	–	(28)	(17)

Ending units	291,298	312,382	57,392	46,336	–	–	4,052	2,848

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITVKVal		NVITMltSec		NBTAFasc		NBTAGuard
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$3,657	1,062	84,111	89,892	(45)	(12)	(102)	11,190
Realized gain (loss) on investments	3,272	4,646	(12,251)	(9,870)	484	382	633,978	223,148
Change in unrealized gain (loss) on investments	(36,568)	1,646	23,383	12,695	(2,133)	(251)	(563,065)	52,179
Reinvested capital gains	17,689	3,329	112	5,068	191	122	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(11,950)	10,683	95,355	97,785	(1,503)	241	70,811	286,517

Equity transactions:
Purchase payments received from contract owners (note 6)	–	149	8,700	–	–	–	1,524	9,040
Transfers between funds	330,826	(10,429)	174,829	274,784	26,145	571	(19,113)	(814,003)
Surrenders (note 6)	(1,785)	(11,395)	(467,556)	(330,050)	(4,311)	–	(2,149,958)	–
Death benefits (note 4)	–	–	(9,501)	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,568)	(1,953)	(30,585)	(35,450)	(382)	(51)	(12,459)	(40,087)
Adjustments to maintain reserves	(6)	–	3	(20)	(26)	43	(30)	21

Net equity transactions	326,467	(23,628)	(324,110)	(90,736)	21,426	563	(2,180,036)	(845,029)

Net change in contract owners’ equity	314,517	(12,945)	(228,755)	7,049	19,923	804	(2,109,225)	(558,512)
Contract owners’ equity beginning of period	76,095	89,040	2,459,628	2,452,579	4,830	4,026	2,491,716	3,050,228

Contract owners’ equity end of period	$390,612	76,095	2,230,873	2,459,628	24,753	4,830	382,491	2,491,716

CHANGES IN UNITS:
Beginning units	5,640	7,630	163,528	170,534	320	280	169,448	240,748

Units purchased	24,360	13	12,156	18,155	1,617	43	98	664
Units redeemed	(318)	(2,003)	(33,490)	(25,161)	(301)	(3)	(144,868)	(71,964)

Ending units	29,682	5,640	142,194	163,528	1,636	320	24,678	169,448

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		OppBal		OppCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(3,654)	(2,787)	6,223	8,462	21,993	19,065	(1,723)	16,291
Realized gain (loss) on investments	75,020	87,801	11,989	114,564	6,350	1,130	1,583,707	395,750
Change in unrealized gain (loss) on investments	206,351	54,667	(37,342)	(142,239)	(70,386)	34,355	(878,960)	293,801
Reinvested capital gains	–	–	160,765	194,290	76,456	47,454	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	277,717	139,681	141,635	175,077	34,413	102,004	703,024	705,842

Equity transactions:
Purchase payments received from contract owners (note 6)	4,340	4,505	33,924	35,593	–	–	6,864	603,847
Transfers between funds	162,479	19,431	(289,633)	105,069	–	67,802	11,614	(823,724)
Surrenders (note 6)	(8,834)	(26,843)	(7,281)	(18,897)	(59,713)	(120,059)	(5,659,870)	(249,281)
Death benefits (note 4)	–	–	–	(6,016)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,750)	(18,581)	(22,481)	(24,681)	(25,272)	(27,490)	(81,047)	(152,145)
Adjustments to maintain reserves	(15)	28	(16)	8	(12)	11	3	49

Net equity transactions	136,220	(21,460)	(285,487)	91,076	(84,997)	(79,736)	(5,722,436)	(621,254)

Net change in contract owners’ equity	413,937	118,221	(143,852)	266,153	(50,584)	22,268	(5,019,412)	84,588
Contract owners’ equity beginning of period	1,244,986	1,126,765	1,748,820	1,482,667	1,005,307	983,039	9,407,260	9,322,672

Contract owners’ equity end of period	$1,658,923	1,244,986	1,604,968	1,748,820	954,723	1,005,307	4,387,848	9,407,260

CHANGES IN UNITS:
Beginning units	76,228	78,930	112,472	106,762	69,630	75,488	655,982	698,816

Units purchased	8,562	295	2,058	9,167	–	5,142	1,606	42,159
Units redeemed	(1,684)	(2,997)	(19,886)	(3,457)	(5,756)	(11,000)	(400,938)	(84,993)

Ending units	83,106	76,228	94,644	112,472	63,874	69,630	256,650	655,982

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppBdFd		OppGlSec		OppMSt		OppMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$50,539	58,724	22,437	17,389	1,190	1,260	(2,665)	(12,334)
Realized gain (loss) on investments	567	(8,912)	376,235	118,044	5,370	7,960	1,903,907	301,259
Change in unrealized gain (loss) on investments	(8,346)	6,654	(262,463)	105,647	549	11,720	(1,739,307)	(70,471)
Reinvested capital gains	–	–	113,362	119,633	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,760	56,466	249,571	360,713	7,109	20,940	161,935	218,454

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	1,577	(1)	67	–	4,276	193,563
Transfers between funds	–	91,090	(261,054)	164,978	7,011	(19,612)	(388,906)	(714,878)
Surrenders (note 6)	(65,062)	(315,759)	–	(15,464)	(7,647)	(20,875)	(5,759,770)	(333,730)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,239)	(33,146)	(30,651)	(20,439)	(2,588)	(2,788)	(21,957)	(107,182)
Adjustments to maintain reserves	(3)	30	14	9	14	(8)	(2)	38

Net equity transactions	(92,304)	(257,785)	(290,114)	129,083	(3,143)	(43,283)	(6,166,359)	(962,189)

Net change in contract owners’ equity	(49,544)	(201,319)	(40,543)	489,796	3,966	(22,343)	(6,004,424)	(743,735)
Contract owners’ equity beginning of period	1,106,386	1,307,705	2,478,831	1,989,035	154,830	177,173	6,721,797	7,465,532

Contract owners’ equity end of period	$1,056,842	1,106,386	2,438,288	2,478,831	158,796	154,830	717,373	6,721,797

CHANGES IN UNITS:
Beginning units	79,144	98,238	167,220	157,524	12,890	16,924	518,166	593,346

Units purchased	–	6,862	580	12,350	647	–	299	15,152
Units redeemed	(6,542)	(25,956)	(12,702)	(2,654)	(845)	(4,034)	(467,889)	(90,332)

Ending units	72,602	79,144	155,098	167,220	12,692	12,890	50,576	518,166

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVITAllAst		PVITLowDur		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$226,430	97,617	88,602	194,838	213,568	151,183	454,013	577,429
Realized gain (loss) on investments	9,663	3,387	(157)	(151,769)	(112,712)	(37,127)	39,862	(292,993)
Change in unrealized gain (loss) on investments	2,893	64,475	27,852	127,664	346,126	(215,686)	373,215	222,097
Reinvested capital gains	–	7,412	–	–	11,719	127,594	–	73,171

Net increase (decrease) in contract owners’ equity resulting from operations	238,986	172,891	116,297	170,733	458,701	25,964	867,090	579,704

Equity transactions:
Purchase payments received from contract owners (note 6)	5,937	28,767	918	7,398	38,120	183,876	11,143	32,168
Transfers between funds	103,653	2,718,679	(892,359)	(4,691,752)	(100,426)	1,504,924	(3,420,453)	864,590
Surrenders (note 6)	–	–	(285,868)	–	–	–	(57,192)	(1,075,781)
Death benefits (note 4)	–	–	(14,005)	–	–	–	–	(13,750)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,227)	(31,943)	(30,721)	(104,163)	(53,715)	(43,480)	(88,667)	(152,053)
Adjustments to maintain reserves	16	(13)	604	749	764	1,406	1,208	265

Net equity transactions	28,379	2,715,490	(1,221,431)	(4,787,768)	(115,257)	1,646,726	(3,553,961)	(344,561)

Net change in contract owners’ equity	267,365	2,888,381	(1,105,134)	(4,617,035)	343,444	1,672,690	(2,686,871)	235,143
Contract owners’ equity beginning of period	2,953,373	64,992	2,571,636	7,188,671	4,817,847	3,145,157	13,567,449	13,332,306

Contract owners’ equity end of period	$3,220,738	2,953,373	1,466,502	2,571,636	5,161,291	4,817,847	10,880,578	13,567,449

CHANGES IN UNITS:
Beginning units	238,184	5,472	232,964	675,330	385,224	252,714	1,130,768	1,151,040

Units purchased	8,519	235,320	259	901	2,758	135,989	65,524	232,627
Units redeemed	(6,321)	(2,608)	(109,185)	(443,267)	(14,064)	(3,479)	(360,726)	(252,899)

Ending units	240,382	238,184	124,038	232,964	373,918	385,224	835,566	1,130,768

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PioVHiYield		RCFMicroCap		TRowEqInc2		TRowMidCap2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,328	8,586	52,557	(2,383)	69,782	62,569	(7,409)	(8,034)
Realized gain (loss) on investments	375	(382)	920,602	287,739	298,306	282,016	75,796	333,995
Change in unrealized gain (loss) on investments	358	1,715	(1,023,350)	393,887	(565,353)	538,836	32,724	(449,639)
Reinvested capital gains	171	2,435	381,312	303,792	329,086	163,168	327,521	353,767

Net increase (decrease) in contract owners’ equity resulting from operations	10,232	12,354	331,121	983,035	131,821	1,046,589	428,632	230,089

Equity transactions:
Purchase payments received from contract owners (note 6)	–	1	15,139	662	2,909	237,744	2,749	8,233
Transfers between funds	(8,232)	163,821	(1,046,191)	140,552	(488,616)	(1,945,991)	304,471	(1,396,773)
Surrenders (note 6)	–	–	(363,359)	(22,229)	(223,762)	(1,368)	(453,729)	(22,314)
Death benefits (note 4)	–	–	(13,256)	–	(9,942)	–	(18,672)	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,435)	(1,181)	(86,789)	(69,603)	(69,146)	(58,862)	(63,613)	(65,410)
Adjustments to maintain reserves	(36)	94	(54)	70	(15)	73	(30)	(16)

Net equity transactions	(9,703)	162,735	(1,494,510)	49,452	(788,572)	(1,768,404)	(228,824)	(1,476,280)

Net change in contract owners’ equity	529	175,089	(1,163,389)	1,032,487	(656,751)	(721,815)	199,808	(1,246,191)
Contract owners’ equity beginning of period	181,558	6,469	5,676,627	4,644,140	6,111,036	6,832,851	2,887,102	4,133,293

Contract owners’ equity end of period	$182,087	181,558	4,513,238	5,676,627	5,454,285	6,111,036	3,086,910	2,887,102

CHANGES IN UNITS:
Beginning units	11,150	430	247,052	244,076	345,376	456,876	143,370	217,810

Units purchased	–	10,796	42,816	39,965	24,717	29,796	28,906	5,425
Units redeemed	(566)	(76)	(100,398)	(36,989)	(70,051)	(141,296)	(41,182)	(79,865)

Ending units	10,584	11,150	189,470	247,052	300,042	345,376	131,094	143,370

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowNwAmGr		DrySRGro		VEWrldEMkt		VEWrldHAs
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,758)	(698)	(223)	(191)	8,289	5,307	(3,936)	(3,810)
Realized gain (loss) on investments	36,959	1,049	(101,885)	14,331	(57,165)	163,087	(283,639)	(324,262)
Change in unrealized gain (loss) on investments	(42,433)	25,193	(2,934)	(3,365)	(373,547)	228,271	354,674	(340,970)
Reinvested capital gains	245,921	5,483	–	–	671,525	149,913	50,886	30,034

Net increase (decrease) in contract owners’ equity resulting from operations	235,689	31,027	(105,042)	10,775	249,102	546,578	117,985	(639,008)

Equity transactions:
Purchase payments received from contract owners (note 6)	3,019	–	46	149	12,710	13,742	–	7,427
Transfers between funds	1,977,127	111,983	125,547	(23,164)	1,401,429	209,036	(6,607,344)	7,378,684
Surrenders (note 6)	(86,561)	–	(3,676)	(58,588)	(54,025)	(117,730)	–	–
Death benefits (note 4)	(4,489)	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,925)	(7,578)	(8,915)	(3,236)	(74,461)	(34,425)	(65,717)	(29,810)
Adjustments to maintain reserves	30	14	(3)	–	(8)	(11)	(29)	(2)

Net equity transactions	1,846,201	104,419	112,999	(84,839)	1,285,645	70,612	(6,673,090)	7,356,299

Net change in contract owners’ equity	2,081,890	135,446	7,957	(74,064)	1,534,747	617,190	(6,555,105)	6,717,291
Contract owners’ equity beginning of period	427,072	291,626	105,278	179,342	1,954,442	1,337,252	7,219,431	502,140

Contract owners’ equity end of period	$2,508,962	427,072	113,235	105,278	3,489,189	1,954,442	664,326	7,219,431

CHANGES IN UNITS:
Beginning units	35,424	25,898	9,986	18,530	79,400	75,592	269,944	23,316

Units purchased	158,310	10,190	1,184	15	28,570	11,603	–	247,844
Units redeemed	(10,368)	(664)	(1,180)	(8,559)	(4,706)	(7,795)	(252,812)	(1,216)

Ending units	183,366	35,424	9,990	9,986	103,264	79,400	17,132	269,944

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUEmMkt		VKUMCpGro		VKUUSRE		WRRealEstS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$9,193	9,653	(883)	(803)	28,638	28,732	(557)	–
Realized gain (loss) on investments	(826)	3,063	3,793	2,608	389,573	577,406	(176,525)	–
Change in unrealized gain (loss) on investments	455	(2,641)	49,883	5,941	(1,214,331)	308,320	–	–
Reinvested capital gains	4,135	2,162	16,890	19,993	291,353	226,699	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,957	12,237	69,683	27,739	(504,767)	1,141,157	(177,082)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	–	521	–	–	26,062	45,205	–	–
Transfers between funds	240,821	53	(22,169)	(8,763)	(1,233,316)	60,737	183,310	–
Surrenders (note 6)	(19,637)	(46,288)	–	–	(177,582)	(331,140)	–	–
Death benefits (note 4)	–	–	–	–	(10,339)	(15,487)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,433)	(3,440)	(9,149)	(8,332)	(81,321)	(87,373)	(6,227)	–
Adjustments to maintain reserves	8	7	4	7	(3)	160	(1)	–

Net equity transactions	216,759	(49,147)	(31,314)	(17,088)	(1,476,499)	(327,898)	177,082	–

Net change in contract owners’ equity	229,716	(36,910)	38,369	10,651	(1,981,266)	813,259	–	–
Contract owners’ equity beginning of period	121,578	158,488	330,076	319,425	4,213,234	3,399,975	–	–

Contract owners’ equity end of period	$351,294	121,578	368,445	330,076	2,231,968	4,213,234	–	–

CHANGES IN UNITS:
Beginning units	6,038	8,700	35,840	37,806	124,206	138,000	–	–

Units purchased	11,563	28	–	–	1,136	2,633	398	–
Units redeemed	(1,183)	(2,690)	(3,144)	(1,966)	(45,792)	(16,427)	(398)	–

Ending units	16,418	6,038	32,696	35,840	79,550	124,206	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVDisc		WFVOpp
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(71)	(68)	3,939	(4,227)
Realized gain (loss) on investments	693	1,130	27,142	332,855
Change in unrealized gain (loss) on investments	4,929	2,554	(113,085)	(328,650)
Reinvested capital gains	–	–	163,960	200,064

Net increase (decrease) in contract owners’ equity resulting from operations	5,551	3,616	81,956	200,042

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	205,511
Transfers between funds	–	(437)	(3,845)	(675,088)
Surrenders (note 6)	(1,641)	(3,190)	(112,901)	(1,482,590)
Death benefits (note 4)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	(181,304)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(728)	(753)	(14,196)	(30,503)
Adjustments to maintain reserves	(5)	15	(20)	(15)

Net equity transactions	(2,374)	(4,365)	(130,962)	(2,163,989)

Net change in contract owners’ equity	3,177	(749)	(49,006)	(1,963,947)
Contract owners’ equity beginning of period	26,685	27,434	1,197,581	3,161,528

Contract owners’ equity end of period	$29,862	26,685	1,148,575	1,197,581

CHANGES IN UNITS:
Beginning units	1,400	1,646	89,218	263,446

Units purchased	–	–	–	16,944
Units redeemed	(116)	(246)	(8,772)	(191,172)

Ending units	1,284	1,400	80,446	89,218

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT– C

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b)	The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)*

AIM VIF – International Growth Fund – Series I (AIMIntGr)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)*

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)*

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Asset Allocation Fund – Class 2 (AFAssetAlloc)*

American Funds IS – Bond Fund – Class 2 (AFBnd2)*

BlackRock International Index Portfolio – Class II (BRIntIndex)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Davis Variable Account Fund, Inc. – Davis Value Portfolio (DavVAFVal)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)*

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)*

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)*

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)*

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Franklin Templeton VIP – Global Income Securities Fund – Class 2 (FrVIPGlInc2)*

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2 (FrVIPSCapV2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Portfolio of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Small Cap Growth Portfolio – Class I (LMVESmCap)*

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

(formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)

Lord Abbett Series Fund, Inc. – Mid Cap Value Portfolio – Class VC (LrdMidCapV)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Research International Series – Service Class (MFSRsrchIntl)*

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class II (NVITIntIdx2)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)*

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)*

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class I (NBTARegI)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

PIMCO Total Return Fund – Administrative Shares (PimTotRet)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer Emerging Markets Portfolio – Class I Shares (PioVEmMrkt)*

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)

Portfolio of the Putnam Variable Trust (Putnam VT);

Putnam VT – Small Cap Value Fund – IB Shares (PVTSmCapV)*

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)*

Portfolios of T. Rowe Price;

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)

T. Rowe Price Personal Strategy Balanced Portfolio (TRowPerStrBal)*

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)*

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Real Estate Portfolio – Class II (VKUGlobRE)*

Van Kampen UIF – Mid Cap Growth Portfolio – class I (VKUMCpGro)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)*

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)*

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)*

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)*

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

Wells Fargo AVT – Small Cap Growth Fund (WFVSmCpGr)*

At December 31, 2007, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes and some sale expenses. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $171,565 and $498,954, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $0 and $12,806, respectively, and total transfers from the Account to the fixed account were $0 and $567, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.10%)

American Century VP – Income & Growth Fund – Class I
2006	0.10%	400,054	$13.528072	$5,411,959	1.75%	16.97%
2005	0.10%	405,768	11.565387	4,692,864	1.95%	4.53%
2004	0.10%	411,278	11.064552	4,550,607	1.42%	12.88%
2003	0.10%	416,830	9.802103	4,085,811	1.33%	29.22%

American Century VP – International Fund – Class I
2006	0.10%	95,056	15.094317	1,434,805	2.00%	24.90%
2005	0.10%	96,452	12.085047	1,165,627	1.15%	13.14%
2004	0.10%	97,792	10.681395	1,044,555	0.49%	14.81%
2003	0.10%	99,202	9.303615	922,937	0.75%	24.39%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.10%	46,372	12.675284	587,778	1.68%	5.15%
2006	0.10%	630,234	12.054530	7,597,175	1.69%	15.38%
2005	0.10%	640,046	10.447448	6,686,847	1.61%	4.59%
2004	0.10%	649,438	9.989249	6,487,398	1.79%	10.53%
2003	0.10%	659,883	9.037627	5,963,776	1.53%	28.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class

2006	0.10%	18,982	16.213431	307,763	3.18%	19.96%
2005	0.10%	19,260	13.515730	260,313	1.31%	5.65%
2004	0.10%	19,522	12.792683	249,739	1.66%	11.27%
2003	0.10%	19,757	11.496883	227,144	1.24%	30.09%

Fidelity® VIP – Growth Portfolio – Service Class
2006	0.10%	975,936	9.843867	9,606,984	0.28%	6.63%
2005	0.10%	990,278	9.232178	9,142,423	0.38%	5.57%
2004	0.10%	1,004,222	8.745297	8,782,220	0.16%	3.16%
2003	0.10%	1,019,800	8.477377	8,645,229	0.20%	32.65%

Nationwide VIT – Government Bond Fund – Class I
2006	0.10%	207,598	14.788907	3,070,148	4.02%	3.24%
2005	0.10%	210,586	14.325057	3,016,656	3.64%	3.16%
2004	0.10%	213,496	13.886189	2,964,646	5.44%	3.16%
2003	0.10%	216,645	13.460973	2,916,252	2.97%	1.90%

Nationwide VIT – Money Market Fund – Class I
2004	0.10%	1,161,966	11.623489	13,506,099	0.76%	0.71%
2003	0.10%	1,177,112	11.541477	13,585,611	0.62%	0.52%

Nationwide VIT – Money Market Fund – Class V
2006	0.10%	1,484,064	10.900267	16,176,694	4.50%	4.51%
2005	0.10%	1,505,820	10.429961	15,705,644	2.80%	2.65%
2004	0.10%	197,354	10.160839	2,005,282	0.88%	0.79%
2003	0.10%	199,733	10.081195	2,013,547	0.71%	0.61%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2006	0.10%	5,968	15.247568	90,997	4.16%	4.73%
2005	0.10%	6,052	14.558458	88,108	3.99%	2.08%
2004	0.10%	6,132	14.262059	87,455	5.20%	6.43%
2003	0.10%	6,204	13.400762	83,138	5.42%	12.00%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2006	0.10%	82,428	14.953594	1,232,595	0.60%	13.26%
2005	0.10%	83,636	13.202464	1,104,201	0.18%	8.28%
2004	0.10%	84,814	12.192566	1,034,100	0.13%	15.70%
2003	0.10%	86,143	10.538218	907,794	0.83%	31.63%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2006	0.10%	260,376	$13.316078	$3,467,187	0.37%	7.84%
2005 .	0.10%	264,232	12.347907	3,262,712	1.04%	4.99%
2004	0.10%	267,980	11.760631	3,151,614	0.29%	6.83%
2003	0.10%	272,222	11.008811	2,996,841	0.40%	30.81%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	0.10%	282,340	12.637642	3,568,112	0.00%	2.85%
2005	0.10%	286,486	12.287042	3,520,066	0.00%	12.21%
2004	0.10%	290,464	10.949589	3,180,461	0.00%	19.66%
2003	0.10%	294,600	9.150815	2,695,830	0.00%	25.46%

The BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.20%)

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2006	0.20%	38,296	18.052215	691,328	0.80%	17.05%
2004	0.20%	47,746	14.735953	703,583	0.93%	11.24%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.20%	708,552	11.964050	8,477,152	0.23%	5.63%

American Century VP – International Fund – Class I
2005	0.20%	268,142	10.026374	2,688,492	1.15%	13.03%
2004	0.20%	238,398	8.870661	2,114,748	0.49%	14.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.20%	439,296	15.532546	6,823,385	0.27%	-0.85%
2006	0.20%	443,170	15.666332	6,942,848	0.36%	14.18%
2005	0.20%	306,272	13.720362	4,202,163	0.00%	7.02%
2004	0.20%	165,324	12.820499	2,119,536	0.79%	21.64%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.20%	1,615,390	12.912279	20,858,366	1.68%	5.04%
2006	0.20%	1,589,080	12.292280	19,533,416	1.69%	15.27%
2005	0.20%	1,109,194	10.664127	11,828,586	1.61%	4.48%
2004	0.20%	871,294	10.206598	8,892,948	1.79%	10.42%
2003	0.20%	485,834	9.243500	4,490,807	1.53%	28.11%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2004	0.20%	35,860	9.936435	356,321	1.46%	4.84%

Dreyfus VIF – International Value Portfolio – Initial Shares
2006	0.20%	182,762	21.009394	3,839,719	1.36%	22.35%
2005	0.20%	72,182	17.171154	1,239,448	0.00%	11.67%
2004	0.20%	3,798	15.377151	58,402	0.97%	19.78%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2006	0.20%	434,404	14.646026	6,362,292	3.18%	19.84%
2005	0.20%	268,080	12.221305	3,276,287	1.31%	5.55%
2004	0.20%	116,278	11.579043	1,346,388	1.66%	11.16%

Fidelity® VIP – Growth Portfolio – Service Class
2005	0.20%	3,430	9.100356	31,214	0.38%	5.46%
2004	0.20%	3,528	8.629025	30,443	0.16%	3.06%

Fidelity® VIP – Overseas Portfolio – Service Class
2006	0.20%	446,452	15.150740	6,764,078	0.57%	17.71%
2005	0.20%	224,828	12.871051	2,893,773	0.43%	18.73%
2004	0.20%	19,072	10.840230	206,745	1.10%	13.26%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2006	0.20%	130,694	16.578552	2,166,717	1.19%	11.37%
2005	0.20%	137,900	14.886411	2,052,836	0.11%	16.61%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2004	0.20%	101,744	14.797053	1,505,511	0.77%	18.29%

Nationwide VIT – Government Bond Fund – Class I
2005	0.20%	50,238	12.515914	628,774	3.64%	3.06%
2004	0.20%	123,652	12.144574	1,501,701	5.44%	3.06%

Nationwide VIT – International Index Fund – Class II
2007	0.20%	839,308	10.120857	8,494,516	1.21%	1.21%	05/01/07

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2005	0.20%	767,630	$11.245204	$8,632,156	2.11%	2.34%
2004	0.20%	407,572	10.988290	4,478,519	2.29%	8.27%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.20%	383,938	17.745558	6,813,194	1.57%	7.34%
2006	0.20%	18,880	16.531559	312,116	0.92%	9.67%
2005	0.20%	133,356	15.073853	2,010,189	1.05%	11.87%
2004	0.20%	114,906	13.473852	1,548,226	0.84%	15.50%

Nationwide VIT – Money Market Fund – Class I
2003	0.20%	1,237,228	10.399136	12,866,102	0.62%	0.42%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2005	0.20%	116,736	15.261935	1,781,617	0.00%	12.09%
2004	0.20%	120,128	13.615456	1,635,597	0.00%	18.78%

Nationwide VIT – Nationwide Fund – Class I
2005	0.20%	82,642	11.600055	958,652	0.91%	7.23%
2004	0.20%	85,042	10.818197	920,001	1.21%	9.53%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	0.20%	66,492	11.830482	786,632	0.18%	8.18%
2004	0.20%	18,614	10.936423	203,571	0.13%	15.58%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2004	0.20%	284,034	9.289705	2,638,592	0.29%	6.72%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2005	0.20%	14,922	9.718714	145,023	0.00%	12.10%
2004	0.20%	15,354	8.669461	133,111	0.00%	19.54%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.20%	476,190	13.037033	6,208,105	4.68%	8.52%
2006	0.20%	511,288	12.013005	6,142,105	4.46%	3.64%
2005	0.20%	662,908	11.591132	7,683,854	3.32%	2.22%
2004	0.20%	1,073,616	11.339186	12,173,932	1.88%	4.67%

Royce Capital Fund – Micro-Cap Portfolio
2006	0.20%	56,170	23.017122	1,292,872	0.19%	20.83%
2005	0.20%	89,174	19.049333	1,698,705	0.54%	11.39%
2004	0.20%	98,604	17.101898	1,686,316	0.00%	13.62%

T. Rowe Price Equity Income Portfolio – II
2006	0.20%	52,696	17.726578	934,120	1.34%	18.41%
2005	0.20%	190,688	14.970390	2,854,674	1.39%	3.49%
2004	0.20%	104,780	14.465784	1,515,725	1.43%	14.39%

T. Rowe Price Mid-Cap Growth Portfolio – II
2004	0.20%	224,428	16.643864	3,735,349	0.00%	17.82%

Wells Fargo AVT – Opportunity FundSM
2005	0.20%	71,714	12.025433	862,392	0.00%	7.67%
2004	0.20%	332,596	11.168856	3,714,717	0.00%	17.98%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM VIF – Basic Value Fund – Series I
2007	0.25%	128	17.537474	2,245	0.15%	1.29%
2006	0.25%	1,056	17.314284	18,284	0.50%	12.92%
2005	0.25%	536	15.332927	8,218	0.11%	5.47%
2004	0.25%	312	14.537319	4,536	0.00%	10.79%
2003	0.25%	237	13.121262	3,110	0.07%	33.29%

AIM VIF – International Growth Fund – Series I
2007	0.25%	364	20.523294	7,470	0.94%	14.43%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	3,674	18.887703	69,393	1.09%	4.85%
2006	0.25%	15,212	18.013258	274,018	0.80%	16.99%
2005	0.25%	7,626	15.396687	117,415	1.19%	4.61%
2004	0.25%	18,980	14.718823	279,363	0.93%	11.18%
2003	0.25%	268,363	13.238290	3,552,667	0.00%	32.17%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	283,142	$11.954073	$3,384,700	0.23%	5.57%
2006	0.25%	39,832	11.322832	451,011	0.00%	13.23% 05/01/06

American Century VP – Balanced Fund – Class I
2005	0.25%	5,834	12.055445	70,331	2.08%	4.67%
2004	0.25%	37,018	11.517200	426,344	1.14%	9.50%
2003	0.25%	33,960	10.517618	357,178	2.44%	19.16%

American Century VP – Capital Appreciation Fund – Class I
2007	0.25%	92,114	24.256151	2,234,331	0.00%	45.44%
2006	0.25%	100,414	16.678077	1,674,712	0.00%	16.93%
2005	0.25%	114,984	14.263618	1,640,088	0.00%	21.76%
2004	0.25%	103,872	11.714626	1,216,822	0.00%	7.32%
2003	0.25%	48,415	10.916046	528,500	0.00%	20.17%

American Century VP – Income & Growth Fund – Class I
2007	0.25%	125,202	14.869331	1,861,670	1.36%	-0.32%
2006	0.25%	367,398	14.916778	5,480,394	1.75%	16.80%
2005	0.25%	422,988	12.771709	5,402,280	1.95%	4.37%
2004	0.25%	420,484	12.236925	5,145,431	1.42%	12.71%
2003	0.25%	441,398	10.856971	4,792,245	1.33%	29.03%

American Century VP – International Fund – Class I
2007	0.25%	230,188	17.597111	4,050,644	0.59%	17.76%
2006	0.25%	235,638	14.943177	3,521,180	2.00%	24.71%
2005	0.25%	251,530	11.981952	3,013,820	1.15%	12.97%
2004	0.25%	364,388	10.606131	3,864,747	0.49%	14.64%
2003	0.25%	287,903	9.251932	2,663,659	0.75%	24.20%

American Century VP – Ultra® Fund – Class I
2007	0.25%	25,856	13.101110	338,742	0.00%	20.71%
2006	0.25%	44,246	10.853176	480,210	0.00%	-3.52%
2005	0.25%	76,974	11.248731	865,860	0.00%	1.91%
2004	0.25%	1,144	11.037791	12,627	0.00%	10.40%
2003	0.25%	921	9.998079	9,208	0.00%	24.59%

American Century VP – Value Fund – Class I
2007	0.25%	103,354	18.468246	1,908,767	1.56%	-5.38%
2006	0.25%	107,824	19.517566	2,104,462	2.56%	18.36%
2005	0.25%	273,906	16.490347	4,516,805	0.91%	4.77%
2004	0.25%	310,922	15.739280	4,893,688	1.05%	14.05%
2003	0.25%	326,659	13.800619	4,508,096	1.15%	28.64%

American Century VP – VistaSM Fund – Class I
2007	0.25%	64	17.350253	1,110	0.00%	39.42%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	516	16.829986	8,684	0.00%	9.71%
2006	0.25%	454	15.339931	6,964	0.00%	9.78%
2005	0.25%	288	13.973029	4,024	0.06%	4.28%

Credit Suisse Trust – Global Small Cap Portfolio
2007	0.25%	26,758	12.155952	325,269	0.00%	-4.20%
2006	0.25%	28,502	12.688555	361,649	0.00%	12.92%
2005	0.25%	22,414	11.236495	251,855	0.00%	15.85%
2004	0.25%	23,348	9.698794	226,447	0.00%	17.69%
2003	0.25%	36,710	8.240624	302,513	0.00%	47.29%

Credit Suisse Trust – International Focus Portfolio
2007	0.25%	4,246	15.289838	64,921	1.13%	16.30%
2006	0.25%	4,214	13.146533	55,399	1.15%	18.36%
2005	0.25%	3,828	11.107445	42,519	0.98%	17.15%
2004	0.25%	3,020	9.481681	28,635	0.65%	14.46%
2003	0.25%	10,498	8.284148	86,967	0.26%	32.76%

Credit Suisse Trust – Large Cap Value Portfolio
2007	0.25%	4,712	16.002005	75,401	1.21%	1.53%
2006	0.25%	10,300	15.760746	162,336	0.91%	19.05%
2005	0.25%	12,276	13.238469	162,515	0.83%	7.87%
2004	0.25%	11,184	12.272183	137,252	0.58%	11.07%
2003	0.25%	14,955	11.049535	165,246	0.68%	24.85%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.25%	49,268	$9.801214	$482,886	0.00%	- 1.08%
2006	0.25%	53,708	9.908462	532,164	0.00%	4.51%
2005	0.25%	61,484	9.481117	582,937	0.00%	-2.92%
2004	0.25%	119,238	9.766503	1,164,538	0.00%	10.59%
2003	0.25%	194,729	8.831040	1,719,660	0.00%	48.18%

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares
2006	0.25%	56	17.511529	981	0.34%	7.48%
2005	0.25%	52	16.292721	847	0.03%	8.90%
2003	0.25%	34,437	13.102225	451,201	2.38%	31.39%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.25%	23,004	15.488598	356,300	0.27%	-0.90%
2006	0.25%	19,726	15.629868	308,315	0.36%	14.13%
2005	0.25%	26,344	13.695264	360,788	0.00%	6.97%
2004	0.25%	3,590	12.803427	45,964	0.79%	21.58%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	1,021,830	14.556103	14,873,863	1.68%	4.99%
2006	0.25%	1,353,284	13.864135	18,762,112	1.69%	15.21%
2005	0.25%	1,888,500	12.033778	22,725,790	1.61%	4.43%
2004	0.25%	2,256,426	11.523227	26,001,309	1.79%	10.36%
2003	0.25%	2,068,013	10.441111	21,592,353	1.53%	28.04%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.25%	83,176	14.962371	1,244,510	1.10%	6.86%
2006	0.25%	76,748	14.001376	1,074,578	1.54%	16.19%
2005	0.25%	80,674	12.050745	972,182	0.02%	4.12%
2004	0.25%	117,040	11.574140	1,354,637	1.46%	4.78%
2003	0.25%	224,737	11.045756	2,482,390	0.76%	20.87%

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.25%	19,500	9.969339	194,402	1.16%	3.09%
2004	0.25%	58,084	9.670082	561,677	1.28%	7.20%
2003	0.25%	80,448	9.020649	725,693	0.90%	26.25%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	100,470	21.780049	2,188,242	2.01%	3.89%
2006	0.25%	111,584	20.964071	2,339,255	1.36%	22.29%
2005	0.25%	77,518	17.142660	1,328,865	0.00%	11.61%
2004	0.25%	27,262	15.359280	418,725	0.97%	19.72%
2003	0.25%	20,411	12.829044	261,854	1.91%	36.02%

DWS Variable Series II – Dreman High Return Equity VIP – Class B
2007	0.25%	22,588	10.983369	248,092	1.03%	-2.43%
2006	0.25%	22,418	11.257266	252,365	0.00%	12.57% 05/01/06

Federated IS – Quality Bond Fund II – Primary Shares
2007	0.25%	36,422	15.183610	553,017	4.69%	5.12%
2006	0.25%	37,252	14.444216	538,076	3.94%	3.89%
2005	0.25%	40,742	13.902748	566,426	4.49%	1.05%
2004	0.25%	123,254	13.758938	1,695,844	4.32%	3.36%
2003	0.25%	219,801	13.311504	2,925,882	3.73%	4.38%

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2003	0.25%	24,845	10.332655	256,715	1.09%	30.00%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.25%	172,396	16.420855	2,830,890	0.77%	1.16%
2006	0.25%	115,616	16.232055	1,876,685	3.18%	19.78%
2005	0.25%	212,674	13.551510	2,882,054	1.31%	5.49%
2004	0.25%	216,278	12.845734	2,778,250	1.66%	11.10%
2003	0.25%	225,660	11.561882	2,609,054	1.24%	29.89%

Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.25%	6,204	11.628670	72,144	0.81%	26.65%
2006	0.25%	6,314	9.182046	57,975	0.55%	6.58%
2005	0.25%	28,712	8.614843	247,349	0.44%	5.54%
2004	0.25%	69,542	8.163013	567,672	0.26%	3.12%
2003	0.25%	583,926	7.916010	4,622,364	0.27%	32.52%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Growth Portfolio – Service Class
2007	0.25%	1,137,072	$16.222520	$18,446,173	0.33%	26.55%
2006	0.25%	667,544	12.818891	8,557,174	0.28%	6.47%
2005	0.25%	693,710	12.040330	8,352,497	0.38%	5.41%
2004	0.25%	747,488	11.422418	8,538,120	0.16%	3.01%
2003	0.25%	744,778	11.089106	8,258,922	0.20%	32.45%

Fidelity® VIP – High Income Portfolio – Initial Class
2004	0.25%	10,864	12.623850	137,146	9.22%	9.32%
2003	0.25%	218,094	11.547696	2,518,483	5.94%	26.95%

Fidelity® VIP – High Income Portfolio – Service Class
2007	0.25%	145,638	10.942182	1,593,598	7.62%	2.40%
2006	0.25%	161,676	10.685864	1,727,648	7.36%	10.90%
2005	0.25%	197,328	9.635546	1,901,363	14.80%	2.27%
2004	0.25%	208,098	9.421875	1,960,673	9.51%	9.19%
2003	0.25%	225,045	8.628552	1,941,812	8.69%	26.65%

Fidelity® VIP – Overseas Portfolio – Initial Class
2004	0.25%	55,434	10.182861	564,477	1.12%	13.35%
2003	0.25%	180,429	8.983417	1,620,869	0.53%	43.01%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	268,890	17.966865	4,831,110	3.95%	16.91%
2006	0.25%	262,300	15.367797	4,030,973	0.57%	17.65%
2005	0.25%	274,862	13.061950	3,590,234	0.43%	18.67%
2004	0.25%	267,844	11.006499	2,948,025	1.10%	13.20%
2003	0.25%	231,142	9.722686	2,247,321	0.85%	42.85%

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.25%	352,600	14.040973	4,950,847	6.14%	15.21%
2006	0.25%	335,238	12.186874	4,085,503	4.38%	7.05%
2005	0.25%	662,530	11.384305	7,542,444	2.59%	3.79%
2004	0.25%	856,436	10.969116	9,394,346	1.56%	5.21%
2003	0.25%	331,284	10.426372	3,454,090	3.44%	17.68%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	0.25%	28,138	14.079448	396,168	0.29%	16.65%
2004	0.25%	30,156	12.070285	363,992	0.32%	15.19%
2003	0.25%	51,152	10.478748	536,009	0.34%	28.14%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	338,604	23.139773	7,835,220	0.74%	17.21%
2006	0.25%	472,174	19.741674	9,321,505	1.19%	11.31%
2005	0.25%	654,312	17.735527	11,604,568	0.11%	16.56%
2004	0.25%	257,976	15.216289	3,925,437	0.36%	15.05%
2003	0.25%	549,404	13.225654	7,266,227	0.35%	28.03%

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.25%	4,884	10.952518	53,492	4.13%	3.95%
2006	0.25%	5,542	10.536365	58,393	0.00%	4.04%

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2003	0.25%	94,088	8.944397	841,560	0.88%	29.55%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	0.25%	117,700	12.425418	1,462,472	0.00%	22.73%
2006	0.25%	138,014	10.123840	1,397,232	0.60%	5.04%
2005	0.25%	160,218	9.638132	1,544,202	0.80%	8.59%
2004	0.25%	178,546	8.875680	1,584,717	0.37%	6.79%
2003	0.25%	109,290	8.311178	908,329	0.68%	29.34%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.25%	117,550	15.669099	1,841,903	0.70%	15.20%
2006	0.25%	90,122	13.602006	1,225,840	0.00%	12.31%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.25%	66	16.757189	1,106	0.96%	5.33%
2006	0.25%	1,430	15.908520	22,749	0.72%	15.91%
2005	0.25%	2,670	13.725157	36,646	0.00%	2.30%
2004	0.25%	15,102	13.416717	202,619	0.00%	13.70%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	25,366	$22.660573	$574,808	3.29%	15.17%
2006	0.25%	156,638	19.676237	3,082,046	1.06%	21.14%
2005	0.25%	148,688	16.242222	2,415,024	1.59%	9.89%
2004	0.25%	93,558	14.779865	1,382,775	0.77%	18.23%
2003	0.25%	42,677	12.500683	533,492	1.42%	31.88%

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 2
2007	0.25%	19,156	12.898779	247,089	0.61%	-2.62%
2006	0.25%	10,222	13.246445	135,405	0.00%	16.69%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.25%	66,228	17.036832	1,128,315	0.00%	2.95%
2005	0.25%	79,118	16.548582	1,309,291	0.00%	7.82%
2004	0.25%	273,266	15.348222	4,194,147	0.00%	13.13%
2003	0.25%	235,314	13.566592	3,192,409	0.00%	33.93%

Goldman Sachs VIT Mid Cap Value Fund
2007	0.25%	169,352	21.334874	3,613,104	0.78%	2.94%
2006	0.25%	174,678	20.724643	3,620,139	1.05%	15.87%
2005	0.25%	155,806	17.885426	2,786,657	0.64%	12.54%
2004	0.25%	165,892	15.891856	2,636,332	0.58%	25.57%
2003	0.25%	16,236	12.655709	205,478	1.17%	28.07%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.25%	32,006	16.007046	512,322	2.28%	10.01%
2006	0.25%	32,938	14.550491	479,264	2.05%	10.14%
2005	0.25%	28,528	13.210934	376,882	1.40%	7.39%
2004	0.25%	93,022	12.301545	1,144,314	2.23%	8.02%
2003	0.25%	94,676	11.387925	1,078,163	2.00%	13.44%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.25%	26,310	12.630653	332,312	0.11%	36.29%
2006	0.25%	27,884	9.267372	258,411	0.15%	8.84%
2005	0.25%	50,244	8.514303	427,793	0.00%	12.28%
2004	0.25%	34,622	7.583386	262,552	0.01%	17.67%
2003	0.25%	193,417	6.444456	1,246,467	0.21%	19.93%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.25%	111,074	5.152101	572,264	0.33%	21.39%
2006	0.25%	140,322	4.244167	595,550	0.00%	7.56%
2005	0.25%	229,836	3.945872	906,903	0.00%	11.27%
2004	0.25%	197,930	3.546168	701,893	0.00%	0.32%
2003	0.25%	236,572	3.535026	836,288	0.00%	46.11%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.25%	165,920	18.234395	3,025,451	0.45%	27.70%
2006	0.25%	147,862	14.279422	2,111,384	1.91%	46.26%
2005	0.25%	121,374	9.762789	1,184,949	1.16%	31.61%
2004	0.25%	85,384	7.417926	633,372	0.81%	18.39%
2003	0.25%	56,008	6.265664	350,927	1.04%	34.20%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2007	0.25%	79,618	20.940470	1,667,238	0.00%	16.94%
2006	0.25%	69,548	17.906342	1,245,350	0.00%	11.11%
2005	0.25%	69,100	16.115618	1,113,589	0.00%	10.82%
2004	0.25%	53,262	14.542707	774,574	0.00%	12.34%

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2003	0.25%	706	11.596366	8,187	3.97%	2.17%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.25%	106,480	19.321952	2,057,401	0.00%	3.16%
2006	0.25%	36,880	18.729880	690,758	0.00%	15.23%
2005	0.25%	14,624	16.253697	237,694	0.00%	3.11%
2004	0.25%	23,960	15.763932	377,704	0.00%	25.33%
2003	0.25%	5,295	12.578424	66,603	0.00%	29.69%

Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio – Class VC
2007	0.25%	2,898	12.658811	36,685	0.44%	0.33%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide GVIT Strategic Value Fund – Class I
2003	0.25%	60,484	$9.391261	$568,021	0.04%	38.46%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.25%	129,054	15.744706	2,031,917	7.52%	2.88%
2006	0.25%	112,142	15.304625	1,716,291	7.79%	10.33%
2005	0.25%	84,400	13.872000	1,170,797	7.94%	2.13%
2004	0.25%	69,416	13.583306	942,899	6.72%	9.82%
2003	0.25%	118,799	12.368539	1,469,370	7.88%	21.97%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.25%	39,428	36.226972	1,428,357	0.75%	45.21%
2006	0.25%	13,852	24.947405	345,571	0.34%	36.38%
2005	0.25%	13,642	18.292860	249,551	0.46%	32.31%
2004	0.25%	6,104	13.826171	84,395	0.51%	20.44%
2003	0.25%	187	11.479519	2,147	0.00%	64.85%

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.25%	88	24.329252	2,141	2.57%	20.13%
2006	0.25%	250	20.252066	5,063	0.07%	37.22%
2005	0.25%	270	14.758947	3,985	0.47%	6.12%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.25%	29,472	16.769826	494,240	0.40%	26.83%
2006	0.25%	30,994	13.222655	409,823	1.13%	32.63%
2005	0.25%	32,376	9.969281	322,765	0.74%	29.89%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	0.25%	32,612	18.791981	612,844	0.35%	19.60%
2006	0.25%	26,456	15.712604	415,693	0.84%	25.57%
2005	0.25%	30,076	12.513271	376,349	1.01%	19.04%
2004	0.25%	9,180	10.511783	96,498	0.00%	15.38%
2003	0.25%	4,702	9.110845	42,839	0.00%	35.72%

Nationwide VIT – Global Financial Services Fund – Class I
2007	0.25%	57,414	19.345657	1,110,712	3.27%	-1.30%
2006	0.25%	62,280	19.600661	1,220,729	1.89%	20.02%
2005	0.25%	58,114	16.330978	949,058	4.50%	10.87%
2004	0.25%	388	14.729262	5,715	1.89%	20.69%
2003	0.25%	44	12.204124	537	5.11%	41.10%

Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.25%	1,180	15.279611	18,030	0.06%	12.88%
2006	0.25%	1,020	13.536569	13,807	0.00%	2.45%
2005	0.25%	736	13.212593	9,724	0.00%	8.17%
2004	0.25%	234	12.214711	2,858	0.00%	7.59%

Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.25%	88,224	4.165338	367,483	0.00%	19.79%
2006	0.25%	1,047,120	3.477132	3,640,974	0.00%	10.89%
2005	0.25%	89,376	3.135604	280,248	0.00%	-0.76%
2004	0.25%	8,328	3.159750	26,314	0.00%	4.05%
2003	0.25%	5,272	3.036698	16,009	0.00%	54.84%

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	234,938	16.445029	3,863,562	4.04%	6.89%
2006	0.25%	391,450	15.385133	6,022,510	4.02%	3.08%
2005	0.25%	521,776	14.924878	7,787,443	3.64%	3.01%
2004	0.25%	739,432	14.489288	10,713,843	5.44%	3.00%
2003	0.25%	1,071,165	14.066694	15,067,750	2.97%	1.75%

Nationwide VIT – Growth Fund – Class I
2007	0.25%	46,608	8.341169	388,765	0.17%	19.24%
2006	0.25%	39,802	6.995039	278,417	0.05%	5.90%
2005	0.25%	41,652	6.605102	275,116	0.08%	6.24%
2004	0.25%	28,898	6.217435	179,671	0.11%	7.89%
2003	0.25%	140,404	5.762938	809,140	0.02%	32.41%

Nationwide VIT – International Index Fund – Class II
2007	0.25%	7,682	10.117465	77,722	1.21%	1.17% 0	5/01/07

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2003	0.25%	158	$10.933839	$1,728	1.49%	31.54%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.25%	8,302	12.924331	107,298	7.71%	5.12%
2006	0.25%	80	12.295233	984	0.89%	5.90%
2004	0.25%	28,254	11.266714	318,330	2.32%	4.39%
2003	0.25%	28,851	10.792806	311,383	3.07%	7.64%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.25%	64,496	14.677673	946,651	2.55%	5.39%
2006	0.25%	73,596	13.926464	1,024,932	2.59%	11.08%
2005	0.25%	57,904	12.537840	725,991	2.20%	5.08%
2004	0.25%	86,964	11.931529	1,037,613	4.67%	9.26%
2003	0.25%	157	10.920096	1,714	2.03%	19.75%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.25%	7,122	15.818947	112,663	3.09%	5.88%
2006	0.25%	68	14.939913	1,016	1.39%	14.26%
2003	0.25%	157	10.949354	1,719	1.63%	26.33%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.25%	156	13.881453	2,166	3.45%	5.59%
2006	0.25%	76	13.146115	999	2.21%	8.15%
2003	0.25%	156	10.910488	1,702	2.43%	13.41%
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	122,702	12.867713	1,578,894	2.03%	4.36%
2006	0.25%	293,764	12.329824	3,622,058	1.57%	11.97%
2005	0.25%	301,796	11.011806	3,323,319	2.11%	2.29%
2004	0.25%	332,060	10.765587	3,574,821	2.29%	8.22%
2003	0.25%	302,735	9.947843	3,011,560	2.19%	18.12%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.25%	32,438	15.019468	487,202	0.00%	8.74%
2006	0.25%	29,982	13.812141	414,116	0.00%	9.63%
2005	0.25%	42,526	12.598383	535,759	0.00%	9.47%
2004	0.25%	75,540	11.508706	869,368	0.00%	15.05%
2003	0.25%	71,540	10.003212	715,630	0.00%	39.79%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	27,830	23.112486	643,220	1.57%	7.29%
2006	0.25%	29,578	21.542146	637,174	0.92%	9.62%
2005	0.25%	28,890	19.652410	567,758	1.05%	11.82%
2004	0.25%	95,542	17.575168	1,679,167	0.84%	15.44%
2003	0.25%	40,399	15.224120	615,039	0.48%	34.31%
Nationwide VIT – Money Market Fund – Class I
2007	0.25%	30,416	13.431742	408,540	4.64%	4.53%
2006	0.25%	48,288	12.849738	620,488	4.36%	4.27%
2005	0.25%	81,346	12.323562	1,002,472	1.88%	2.41%
2004	0.25%	843,680	12.033310	10,152,263	0.76%	0.56%
2003	0.25%	694,925	11.966375	8,315,733	0.62%	0.37%
Nationwide VIT – Money Market Fund – Class V
2007	0.25%	3,235,276	11.330392	36,656,945	4.66%	4.60%
2006	0.25%	4,504,854	10.831867	48,795,979	4.50%	4.35%
2005	0.25%	5,339,248	10.380057	55,421,699	2.80%	2.49%
2004	0.25%	4,352,894	10.127388	44,083,446	0.88%	0.64%
2003	0.25%	5,055,493	10.063117	50,874,018	0.71%	0.45%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.25%	46,678	18.651020	870,592	0.00%	9.47%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.25%	225,632	23.101501	5,212,438	1.13%	-7.13%
2006	0.25%	250,234	24.874426	6,224,427	0.44%	17.00%
2005	0.25%	280,230	21.259933	5,957,671	0.06%	2.82%
2004	0.25%	287,112	20.677651	5,936,802	0.00%	17.01%
2003	0.25%	206,506	17.672379	3,649,452	0.00%	56.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	289,916	$23.129248	$6,705,539	0.09%	1.88%
2006	0.25%	307,966	22.703339	6,991,856	0.10%	11.76%
2005	0.25%	397,326	20.314467	8,071,466	0.00%	12.04%
2004	0.25%	365,202	18.131930	6,621,817	0.00%	18.73%
2003	0.25%	323,465	15.272205	4,940,024	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	57,392	13.998938	803,427	0.96%	7.91%
2006	0.25%	46,336	12.972828	601,109	0.90%	13.34%
2005	0.25%	85,460	11.445466	978,130	0.91%	7.17%
2004	0.25%	88,244	10.679350	942,389	1.21%	9.48%
2003	0.25%	99,546	9.754873	971,059	0.58%	27.19%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.25%	4,052	18.966559	76,852	0.00%	22.18%
2006	0.25%	2,848	15.523663	44,211	0.41%	-0.54%
2005	0.25%	1,062	15.607398	16,575	0.00%	11.68%
2004	0.25%	404	13.974657	5,646	0.00%	12.13%
2003	0.25%	85	12.463103	1,059	0.00%	51.76%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.25%	29,682	13.159897	390,612	2.07%	-2.46%
2006	0.25%	5,640	13.492091	76,095	1.70%	15.62%
2005	0.25%	7,630	11.669684	89,040	1.62%	3.99%
2004	0.25%	6,650	11.222233	74,628	1.34%	17.21%
2003	0.25%	5,386	9.574848	51,570	1.37%	31.11%

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.25%	142,194	15.688937	2,230,873	3.89%	4.36%
2006	0.25%	157,560	15.033200	2,368,631	4.16%	4.58%
2005	0.25%	164,482	14.375255	2,364,471	3.99%	1.93%
2004	0.25%	157,438	14.103672	2,220,454	5.20%	6.27%
2003	0.25%	163,122	13.271836	2,164,928	5.42%	11.84%

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.25%	1,552	15.136586	23,492	0.00%	0.26%
2006	0.25%	314	15.096902	4,740	0.00%	4.99%
2005	0.25%	280	14.379334	4,026	0.00%	2.64%
2004	0.25%	162	14.009370	2,270	0.00%	11.60%
2003	0.25%	14,408	12.553503	180,871	0.00%	24.75%

Neuberger Berman AMT – Growth Portfolio- Class I
2004	0.25%	46,276	7.971477	368,888	0.00%	16.31%
2003	0.25%	96,290	6.853558	659,929	0.00%	31.07%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.25%	24,678	15.499279	382,491	0.19%	7.12%
2006	0.25%	87,020	14.469329	1,259,121	0.60%	13.09%
2005	0.25%	90,620	12.794029	1,159,395	0.18%	8.12%
2004	0.25%	90,890	11.833049	1,075,506	0.13%	15.53%
2003	0.25%	97,420	10.242831	997,857	0.83%	31.43%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	0.25%	83,106	19.961533	1,658,923	0.00%	22.22%
2006	0.25%	76,228	16.332395	1,244,986	0.00%	14.41%
2005	0.25%	78,930	14.275493	1,126,765	0.00%	13.46%
2004	0.25%	103,072	12.582197	1,296,872	0.00%	16.02%
2003	0.25%	109,829	10.845085	1,191,105	0.00%	27.75%

Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.25%	94,644	16.957944	1,604,968	0.63%	9.06%
2006	0.25%	112,472	15.548936	1,748,820	0.75%	11.96%
2005	0.25%	106,638	13.887778	1,480,965	0.87%	17.75%
2004	0.25%	139,126	11.794154	1,640,873	0.02%	18.68%
2003	0.25%	548,969	9.937929	5,455,615	0.00%	34.75%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.25%	63,874	$14.946978	$954,723	2.50%	3.53%
2006	0.25%	69,630	14.437838	1,005,307	2.13%	10.87%
2005	0.25%	75,488	13.022455	983,039	2.39%	3.63%
2004	0.25%	93,010	12.566277	1,168,789	1.25%	9.83%
2003	0.25%	62,221	11.441957	711,930	2.69%	24.65%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	256,650	17.096620	4,387,848	0.20%	13.86%
2006	0.25%	395,606	15.015124	5,940,073	0.37%	7.68%
2005	0.25%	434,584	13.944277	6,059,960	1.04%	4.84%
2004	0.25%	400,854	13.300944	5,331,737	0.29%	6.67%
2003	0.25%	330,090	12.469347	4,116,007	0.40%	30.62%

Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.25%	72,602	14.556650	1,056,842	5.03%	4.13%
2006	0.25%	79,144	13.979406	1,106,386	5.21%	5.02%
2005	0.25%	98,238	13.311605	1,307,705	5.80%	2.33%
2004	0.25%	115,260	13.008289	1,499,335	4.96%	5.23%
2003	0.25%	76,473	12.361877	945,350	5.96%	6.51%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	155,098	15.720950	2,438,288	0.85%	6.05%
2006	0.25%	167,220	14.823774	2,478,831	1.03%	17.40%
2005	0.25%	157,524	12.626867	1,989,035	0.62%	14.02%
2004	0.25%	66,624	11.073978	737,793	1.96%	18.87%
2003	0.25%	4,381	9.316393	40,815	0.99%	42.66%

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.25%	12,692	12.511530	158,796	0.97%	4.16%
2006	0.25%	12,890	12.011636	154,830	1.06%	14.74%
2005	0.25%	16,924	10.468714	177,173	1.19%	5.71%
2004	0.25%	29,538	9.903052	292,516	0.93%	9.19%
2003	0.25%	33,073	9.069907	299,969	0.75%	26.40%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.25%	50,576	14.184053	717,373	0.00%	6.07%
2006	0.25%	235,826	13.372932	3,153,685	0.00%	2.70%
2005	0.25%	285,214	13.021408	3,713,888	0.00%	12.05%
2004	0.25%	429,564	11.621370	4,992,122	0.00%	19.48%
2003	0.25%	320,894	9.726809	3,121,275	0.00%	25.28%

PIMCO VIT – All Asset Portfolio – Administrative Shares
2007	0.25%	240,382	13.398414	3,220,738	7.61%	8.06%
2006	0.25%	238,184	12.399544	2,953,373	6.84%	4.40%
2005	0.25%	5,472	11.877133	64,992	1.91%	5.96%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.25%	123,908	11.823104	1,464,977	4.70%	7.10%
2006	0.25%	232,794	11.038824	2,569,772	4.01%	3.70%
2005	0.25%	675,140	10.644694	7,186,659	2.86%	0.75%
2004	0.25%	379,246	10.565271	4,006,837	1.06%	1.58%
2003	0.25%	2,471,858	10.400435	25,708,398	1.31%	2.09%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	373,918	13.803269	5,161,291	4.66%	10.37%
2006	0.25%	385,224	12.506613	4,817,847	4.26%	0.49%
2005	0.25%	252,714	12.445521	3,145,157	2.94%	1.82%
2004	0.25%	103,544	12.223233	1,265,642	1.02%	8.62%
2003	0.25%	34,984	11.253423	393,690	2.65%	8.58%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	357,356	13.002214	4,646,419	4.68%	8.47%
2006	0.25%	615,140	11.986960	7,373,659	4.46%	3.59%
2005	0.25%	486,292	11.571785	5,627,266	3.32%	2.17%
2004	0.25%	398,986	11.325918	4,518,883	1.88%	4.62%
2003	0.25%	50,980	10.825824	551,901	2.81%	4.78%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2007	0.25%	10,584	$17.203983	$182,087	5.32%	5.65%
2006	0.25%	11,150	16.283186	181,558	5.90%	8.23%
2005	0.25%	430	15.044787	6,469	5.80%	1.69%
2004	0.25%	12,464	14.794578	184,400	5.52%	7.79%
2003	0.25%	38,913	13.725038	534,082	7.87%	32.45%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.25%	188,620	23.821182	4,493,151	1.14%	3.72%
2006	0.25%	188,708	22.967474	4,334,146	0.19%	20.77%
2005	0.25%	150,158	19.017724	2,855,663	0.54%	11.33%
2004	0.25%	156,340	17.082044	2,670,607	0.00%	13.56%
2003	0.25%	174,290	15.042113	2,621,690	0.00%	48.79%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	299,808	18.178518	5,450,065	1.44%	2.77%
2006	0.25%	291,730	17.688346	5,160,221	1.34%	18.35%
2005	0.25%	264,200	14.945544	3,948,613	1.39%	3.44%
2004	0.25%	190,758	14.448971	2,756,257	1.43%	14.33%
2003	0.25%	60,983	12.637920	770,698	1.61%	24.86%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.25%	131,028	23.547392	3,085,368	0.00%	16.93%
2006	0.25%	142,804	20.137940	2,875,778	0.00%	6.12%
2005	0.25%	216,468	18.977178	4,107,952	0.00%	14.15%
2004	0.25%	151,418	16.624542	2,517,255	0.00%	17.76%
2003	0.25%	163,581	14.117448	2,309,346	0.00%	37.75%

T. Rowe Price New America Growth Portfolio
2007	0.25%	183,150	13.682900	2,506,023	0.00%	13.49%
2006	0.25%	35,424	12.056017	427,072	0.05%	7.06%
2005	0.25%	25,898	11.260565	291,626	0.00%	4.21%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.25%	9,990	11.334861	113,235	0.19%	7.51%
2006	0.25%	9,986	10.542600	105,278	0.08%	8.93%
2005	0.25%	18,530	9.678444	179,342	0.00%	3.36%
2004	0.25%	19,508	9.364044	182,674	0.38%	5.95%
2003	0.25%	38,530	8.838565	340,550	0.11%	25.69%

Turner GVIT Growth Focus Fund – Class I
2003	0.25%	161	3.309832	533	0.00%	50.59%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2003	0.25%	1,328	13.398966	17,794	1.41%	17.87%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.25%	103,264	33.789017	3,489,189	0.47%	37.27%
2006	0.25%	79,400	24.615135	1,954,442	0.56%	39.14%
2005	0.25%	75,592	17.690391	1,337,252	0.24%	31.67%
2004	0.25%	20,576	13.435652	276,452	0.85%	25.58%
2003	0.25%	23,844	10.699174	255,111	0.11%	53.80%

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.25%	17,132	38.776915	664,326	0.02%	44.99%
2006	0.25%	269,944	26.744182	7,219,431	0.02%	24.18%
2005	0.25%	23,316	21.536287	502,140	0.02%	51.29%
2004	0.25%	5,464	14.234866	77,779	1.04%	23.92%
2003	0.25%	30,097	11.510500	346,432	0.45%	44.72%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.25%	16,418	21.396908	351,294	4.89%	6.26%
2006	0.25%	6,038	20.135510	121,578	8.16%	10.53%
2005	0.25%	8,700	18.217042	158,488	8.08%	11.97%
2004	0.25%	7,960	16.269408	129,504	7.05%	9.79%
2003	0.25%	25,519	14.819043	378,167	0.00%	27.55%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – Mid Cap Growth Portfolio- class I
2007	0.25%	32,696	$11.268795	$368,445	0.00%	22.36%
2006	0.25%	35,840	9.209696	330,076	0.00%	9.00%
2005	0.25%	37,806	8.449046	319,425	0.00%	17.28%
2004	0.25%	162,820	7.204463	1,173,031	0.00%	21.29%
2003	0.25%	18,020	5.939719	107,034	0.00%	41.41%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	79,286	28.053652	2,224,262	1.08%	-17.28%
2006	0.25%	123,528	33.913546	4,189,273	1.04%	37.70%
2005	0.25%	136,828	24.628370	3,369,851	1.11%	16.76%
2004	0.25%	145,214	21.093147	3,063,020	1.54%	36.05%
2003	0.25%	165,337	15.503467	2,563,297	0.00%	37.17%

Wells Fargo AVT – Discovery FundSM
2007	0.25%	1,284	23.256824	29,862	0.00%	22.02%
2006	0.25%	1,400	19.060374	26,685	0.00%	14.36%
2005	0.25%	1,646	16.667162	27,434	0.00%	8.00%
2004	0.25%	11,836	15.432167	182,655	0.00%	15.43%
2003	0.25%	16,721	13.369301	223,548	0.00%	39.08%

Wells Fargo AVT – Opportunity FundSM
2007	0.25%	80,446	14.277593	1,148,575	0.58%	6.37%
2006	0.25%	89,218	13.423088	1,197,581	0.00%	11.94%
2005	0.25%	191,732	11.991404	2,299,136	0.00%	7.62%
2004	0.25%	191,888	11.142802	2,138,170	0.00%	17.93%
2003	0.25%	200,633	9.449055	1,895,792	0.09%	36.66%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)

AIM VIF – Basic Value Fund – Series I
2007	0.40%	6	17.397964	104	0.15%	1.14%
2006	0.40%	92	17.202471	1,583	0.50%	12.75%
2005	0.40%	184	15.256716	2,807	0.11%	5.32%
2004	0.40%	162	14.486704	2,347	0.00%	10.63%
2003	0.40%	74	13.095200	969	0.07%	33.09%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.40%	200	18.737498	3,747	1.09%	4.70%
2006	0.40%	900	17.896979	16,107	0.80%	16.82%
2005	0.40%	976	15.320186	14,953	1.19%	4.45%
2004	0.40%	550	14.667608	8,067	0.93%	11.02%
2003	0.40%	12,315	13.212012	162,706	0.00%	31.97%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	322	11.924192	3,840	0.23%	5.42%

American Century VP – Income & Growth Fund – Class I
2005	0.40%	1,968	12.625722	24,847	1.95%	4.21%
2004	0.40%	3,126	12.115153	37,872	1.42%	12.54%
2003	0.40%	8,878	10.765053	95,572	1.33%	28.84%

American Century VP – International Fund – Class I
2007	0.40%	112	17.343787	1,943	0.59%	17.58%
2006	0.40%	976	14.750278	14,396	2.00%	24.53%
2005	0.40%	4,176	11.844974	49,465	1.15%	12.80%
2004	0.40%	5,644	10.500552	59,265	0.49%	14.47%
2003	0.40%	353,253	9.173579	3,240,594	0.75%	24.01%

American Century VP – Ultra® Fund – Class I
2007	0.40%	10	12.990210	130	0.00%	20.53%
2006	0.40%	674	10.777532	7,264	0.00%	-3.66%
2005	0.40%	2,320	11.187064	25,954	0.00%	1.76%
2004	0.40%	360	10.993709	3,958	0.00%	10.23%
2003	0.40%	221	9.973091	2,204	0.00%	24.40%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	vestment Income Ratio**	Total Return***
American Century VP – Value Fund – Class I
2006	0.40%	1,596	$18.608964	$29,700	0.00%	15.06%
2005	0.40%	2,658	16.172933	42,988	0.00%	2.95%
2004	0.40%	378	15.709055	5,938	0.00%	25.14%
2003	0.40%	10,857	13.683795	148,565	1.15%	28.44%

Credit Suisse Trust – Large Cap Value Portfolio
2003	0.40%	44	10.955988	482	0.68%	24.66%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.40%	48	15.357469	737	0.27%	-1.05%
2006	0.40%	76	15.520951	1,180	0.36%	13.96%
2005	0.40%	104	13.620186	1,416	0.00%	6.81%
2004	0.40%	122	12.752292	1,556	0.79%	21.40%
2003	0.40%	879	10.504526	9,233	0.04%	37.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	1,278	14.346541	18,335	1.68%	4.83%
2006	0.40%	6,436	13.685152	88,078	1.69%	15.04%
2005	0.40%	10,694	11.896207	127,218	1.61%	4.27%
2004	0.40%	13,608	11.408542	155,247	1.79%	10.20%
2003	0.40%	999,962	10.352696	10,352,303	1.53%	27.85%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.40%	460	14.746966	6,784	1.10%	6.70%
2006	0.40%	1,920	13.820624	26,536	1.54%	16.01%
2005	0.40%	5,164	11.912967	61,519	0.02%	3.96%
2004	0.40%	7,182	11.458946	82,298	1.46%	4.63%
2003	0.40%	19,784	10.952239	216,679	0.76%	20.69%

Dreyfus VIF – International Value Portfolio – Initial Shares
2006	0.40%	194	11.246076	2,182	0.00%	12.46% 0	5/01/06
2003	0.40%	42	12.803571	538	1.91%	35.81%

Federated IS – Quality Bond Fund II – Primary Shares
2006	0.40%	124	14.279265	1,771	3.94%	3.74%
2005	0.40%	928	13.764550	12,774	4.49%	0.89%
2004	0.40%	2,250	13.642560	30,696	4.32%	3.21%
2003	0.40%	26,065	13.218733	344,546	3.73%	4.23%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	0.40%	362	16.184435	5,859	0.77%	1.01%
2006	0.40%	752	16.022504	12,049	3.18%	19.60%
2005	0.40%	1,464	13.396579	19,613	1.31%	5.34%
2004	0.40%	1,272	12.717880	16,177	1.66%	10.94%
2003	0.40%	314,880	11.463982	3,609,779	1.24%	29.70%

Fidelity® VIP – Growth Portfolio – Service Class
2007	0.40%	184	15.988944	2,942	0.33%	26.36%
2006	0.40%	564	12.653389	7,137	0.28%	6.31%
2005	0.40%	5,290	11.902677	62,965	0.38%	5.25%
2004	0.40%	4,946	11.308717	55,933	0.16%	2.85%
2003	0.40%	73,719	10.995198	810,555	0.20%	32.25%

Fidelity® VIP – High Income Portfolio – Service Class
2005	0.40%	874	9.525383	8,325	14.80%	2.11%
2004	0.40%	2,444	9.328110	22,798	9.51%	9.03%
2003	0.40%	43,065	8.555502	368,443	8.69%	26.46%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.40%	2,418	17.708202	42,818	3.95%	16.74%
2006	0.40%	4,436	15.169405	67,291	0.57%	17.48%
2005	0.40%	7,900	12.912620	102,010	0.43%	18.50%
2004	0.40%	4,804	10.896942	52,349	1.10%	13.03%
2003	0.40%	49,020	9.640353	472,570	0.85%	42.63%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.40%	1,726	22.806621	39,364	0.74%	17.04%
2006	0.40%	3,622	19.486792	70,581	1.19%	11.15%
2005	0.40%	5,744	17.532748	100,708	0.11%	16.38%
2004	0.40%	3,508	15.064815	52,847	0.36%	14.88%
2003	0.40%	26,935	13.113640	353,216	0.35%	27.84%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2005	0.40%	636	$9.527944	$6,060	0.80%	8.43%
2004	0.40%	4,350	8.787333	38,225	0.37%	6.63%
2003	0.40%	22,412	8.240791	184,693	0.68%	29.14%

Fidelity® VIP III – Mid Cap Portfolio – Service Class
2006	0.40%	6	13.568197	81	0.00%	12.14%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.40%	12	13.649958	164	0.00%	2.15%
2004	0.40%	176	13.363171	2,352	0.00%	13.53%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.40%	326	22.480343	7,329	3.29%	14.99%
2006	0.40%	1,080	19.549201	21,113	1.06%	20.96%
2005	0.40%	2,458	16.161499	39,725	1.59%	9.73%
2004	0.40%	1,780	14.728417	26,217	0.77%	18.06%
2003	0.40%	47,616	12.475864	594,051	1.42%	31.68%

Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.40%	524	16.842189	8,825	0.00%	2.80%
2005	0.40%	682	16.384018	11,174	0.00%	7.66%
2004	0.40%	324	15.218321	4,931	0.00%	12.96%
2003	0.40%	3,860	13.471955	52,002	0.00%	33.73%

Goldman Sachs VIT Mid Cap Value Fund
2003	0.40%	168,012	12.630569	2,122,087	1.17%	27.88%

Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.40%	56	15.879713	889	2.28%	9.84%
2006	0.40%	206	14.456527	2,978	2.05%	9.98%
2005	0.40%	272	13.145265	3,576	1.40%	7.23%
2004	0.40%	158	12.258707	1,937	2.23%	7.86%
2003	0.40%	77	11.365300	875	2.00%	13.27%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.40%	792	12.481327	9,885	0.11%	36.09%
2006	0.40%	2,040	9.171618	18,710	0.15%	8.68%
2005	0.40%	1,088	8.438947	9,182	0.00%	12.11%
2004	0.40%	1,190	7.527514	8,958	0.01%	17.50%
2003	0.40%	32,497	6.406568	208,194	0.21%	19.75%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2003	0.40%	6,748	3.514240	23,714	0.00%	45.89%

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.40%	2,976	14.131910	42,057	1.91%	46.05%
2005	0.40%	2,546	9.676381	24,636	1.16%	31.41%
2004	0.40%	2,008	7.363272	14,785	0.81%	18.21%
2003	0.40%	43,912	6.228826	273,520	1.04%	34.00%

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2003	0.40%	54,174	12.919754	699,915	0.00%	26.64%

Lincoln VIP – Baron Growth Opportunies Funds – Service Class
2007	0.40%	288	19.168269	5,520	0.00%	3.01%

Nationwide GVIT Strategic Value Fund – Class I
2003	0.40%	11	9.311693	102	0.04%	38.25%

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.40%	454	15.518038	7,045	7.52%	2.72%
2006	0.40%	2,620	15.107048	39,580	7.79%	10.16%
2005	0.40%	2,574	13.713412	35,298	7.94%	1.97%
2004	0.40%	1,584	13.448117	21,302	6.72%	9.66%
2003	0.40%	20,240	12.263819	248,220	7.88%	21.78%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2003	0.40%	23	11.423706	263	0.00%	64.60%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2003	0.40%	22	9.033664	199	0.00%	35.52%

Nationwide VIT – Global Financial Services Fund – Class I
2003	0.40%	5	12.173639	61	5.11%	40.89%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class I
2003	0.40%	45	$3.021924	$136	0.00%	54.61%
Nationwide VIT – Government Bond Fund – Class I
2007	0.40%	1,020	16.208282	16,532	4.04%	6.73%
2006	0.40%	1,058	15.186518	16,067	4.02%	2.93%
2005	0.40%	2,522	14.754249	37,210	3.64%	2.85%
2004	0.40%	3,174	14.345081	45,531	5.44%	2.85%
2003	0.40%	276,537	13.947593	3,857,026	2.97%	1.59%
Nationwide VIT – Growth Fund – Class I
2005	0.40%	1,474	6.529541	9,625	0.08%	6.08%
2004	0.40%	2,310	6.155504	14,219	0.11%	7.72%
2003	0.40%	336,262	5.714099	1,921,434	0.02%	32.21%
Nationwide VIT – International Index Fund – Class II
2007	0.40%	112	10.107323	1,132	1.21%	1.07% 0	5/01/07
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.40%	90	14.547724	1,309	2.55%	5.24%
2006	0.40%	166	13.823999	2,295	2.59%	10.91%
2005	0.40%	206	12.464210	2,568	2.20%	4.92%
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2005	0.40%	524	10.885904	5,704	2.11%	2.13%
2004	0.40%	844	10.658428	8,996	2.29%	8.06%
2003	0.40%	9,355	9.863609	92,274	2.19%	17.94%
Nationwide VIT – Mid Cap Growth Fund – Class I
2003	0.40%	7,736	9.918443	76,729	0.00%	39.58%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	88	22.779636	2,005	1.57%	7.13%
2006	0.40%	204	21.263963	4,338	0.92%	9.45%
2005	0.40%	244	19.427688	4,740	1.05%	11.65%
2004	0.40%	122	17.400194	2,123	0.84%	15.27%
2003	0.40%	648	15.095175	9,782	0.48%	34.11%
Nationwide VIT – Money Market Fund – Class I
2003	0.40%	374,808	11.864684	4,446,978	0.62%	0.22%
Nationwide VIT – Money Market Fund – Class V
2007	0.40%	9,400	11.242166	105,676	4.66%	4.44%
2006	0.40%	10,554	10.763797	113,601	4.50%	4.20%
2005	0.40%	19,404	10.330316	200,449	2.80%	2.34%
2004	0.40%	16,318	10.093995	164,714	0.88%	0.49%
2003	0.40%	412,466	10.045042	4,143,238	0.71%	0.30%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.40%	116	18.410147	2,136	0.00%	9.31%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.40%	236	22.768858	5,373	1.13%	-7.27%
2006	0.40%	318	24.553275	7,808	0.44%	16.83%
2005	0.40%	1,050	21.016857	22,068	0.06%	2.66%
2004	0.40%	536	20.471824	10,973	0.00%	16.83%
2003	0.40%	17,971	17.522719	314,901	0.00%	56.23%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.40%	1,382	22.796223	31,504	0.09%	1.72%
2006	0.40%	4,416	22.410227	98,964	0.10%	11.59%
2005	0.40%	9,984	20.082219	200,501	0.00%	11.87%
2004	0.40%	10,366	17.951460	186,085	0.00%	18.55%
2003	0.40%	152,314	15.142892	2,306,474	0.00%	40.45%
Nationwide VIT – Nationwide Fund – Class I
2003	0.40%	121,505	9.672247	1,175,226	0.58%	27.00%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2003	0.40%	11	12.431976	137	0.00%	51.53%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2003	0.40%	898	9.493770	8,525	1.37%	30.91%
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2003	0.40%	1	13.159481	13	5.42%	11.67%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.40%	84	$15.016171	$1,261	0.00%	0.11%
2006	0.40%	6	14.999423	90	0.00%	4.83%
2004	0.40%	8	13.960609	112	0.00%	11.43%
2003	0.40%	442	12.528578	5,538	0.00%	24.56%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2003	0.40%	2,004	10.156098	20,353	0.83%	31.24%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2003	0.40%	371,607	10.753194	3,995,962	0.00%	27.56%

Neuberger Berman AMT – Partners Portfolio- Class I
2005	0.40%	124	13.728969	1,702	0.87%	17.58%
2004	0.40%	252	11.676716	2,943	0.02%	18.50%
2003	0.40%	5,347	9.853739	52,688	0.00%	34.55%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2003	0.40%	145,672	12.363752	1,801,052	0.40%	30.42%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2003	0.40%	172,526	9.265284	1,598,502	0.99%	42.45%

Oppenheimer VAF – Main Street® – Non-Service Shares
2003	0.40%	844	8.993106	7,590	0.75%	26.21%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2005	0.40%	6,724	12.872483	86,555	0.00%	11.88%
2004	0.40%	12,654	11.505640	145,592	0.00%	19.30%
2003	0.40%	34,906	9.644393	336,647	0.00%	25.09%

PIMCO VIT – Low Duration Portfolio – Administrative Shares
2007	0.40%	130	11.728722	1,525	4.70%	6.94%
2006	0.40%	170	10.967285	1,864	4.01%	3.55%
2005	0.40%	190	10.591594	2,012	2.86%	0.60%
2004	0.40%	576	10.528355	6,064	1.06%	1.43%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2003	0.40%	47,106	11.230805	529,038	2.65%	8.42%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	2,020	12.898203	26,054	4.68%	8.31%
2006	0.40%	4,340	11.909077	51,685	4.46%	3.43%
2005	0.40%	1,840	11.513866	21,186	3.32%	2.02%
2004	0.40%	28	11.286156	316	1.88%	4.46%
2003	0.40%	1,610,411	10.804064	17,398,984	2.81%	4.62%

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares
2003	0.40%	588	13.697677	8,054	7.87%	32.26%

Royce Capital Fund – Micro-Cap Portfolio
2007	0.40%	850	23.631757	20,087	1.14%	3.56%
2006	0.40%	2,174	22.819241	49,609	0.19%	20.59%
2005	0.40%	4,744	18.923254	89,772	0.54%	11.17%
2004	0.40%	3,408	17.022607	58,013	0.00%	13.39%
2003	0.40%	18,552	15.012271	278,508	0.00%	48.57%

T. Rowe Price Equity Income Portfolio – II
2007	0.40%	234	18.033915	4,220	1.44%	2.62%
2006	0.40%	950	17.574134	16,695	1.34%	18.18%
2005	0.40%	1,988	14.871262	29,564	1.39%	3.28%
2004	0.40%	1,076	14.398668	15,493	1.43%	14.16%
2003	0.40%	114,138	12.612824	1,439,603	1.61%	24.67%

T. Rowe Price Mid-Cap Growth Portfolio – II
2007	0.40%	66	23.360091	1,542	0.00%	16.75%
2006	0.40%	566	20.007898	11,324	0.00%	5.96%
2005	0.40%	1,342	18.882872	25,341	0.00%	13.98%
2004	0.40%	762	16.566668	12,624	0.00%	17.58%
2003	0.40%	654	14.089414	9,214	0.00%	37.54%

T. Rowe Price New America Growth Portfolio
2007	0.40%	216	13.607980	2,939	0.00%	13.32%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2003	0.40%	184	8.763701	1,613	0.11%	25.50%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT– C (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Turner GVIT Growth Focus Fund – Class I
2003	0.40%	20	$3.293722	$66	0.00%	50.36%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2003	0.40%	3,429	10.608507	36,377	0.11%	53.57%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2003	0.40%	584	11.413041	6,665	0.45%	44.50%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2003	0.40%	427	14.693571	6,274	0.00%	27.35%
Van Kampen UIF – Mid Cap Growth Portfolio- class I
2003	0.40%	2	5.907110	12	0.00%	41.20%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.40%	264	29.190018	7,706	1.08%	-17.40%
2006	0.40%	678	35.340571	23,961	1.04%	37.50%
2005	0.40%	1,172	25.703042	30,124	1.11%	16.59%
2004	0.40%	818	22.046498	18,034	1.54%	35.85%
2003	0.40%	6,684	16.228488	108,471	0.00%	36.96%
Wells Fargo AVT – Opportunity FundSM
2003	0.40%	866,829	9.397220	8,145,783	0.09%	36.46%

Contract Owners’ Equity Total By Year
2007				$269,101,390

2006				$341,357,796

2005				$342,050,503

2004				$327,332,572

2003				$383,208,644

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD U.S. POSTAGE PAID NATIONWIDE
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220

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